     As filed with the Securities and Exchange Commission on May 1, 2002


                                            1933 ACT REGISTRATION NO. 002-22542
                                             1940 ACT REGISTRATION NO. 811-1273
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  -------------


                                    FORM N-1A

         REGISTRATION STATEMENT UNDER
           THE SECURITIES ACT OF 1933 ........................    X
             PRE-EFFECTIVE AMENDMENT NO. .....................


             POST-EFFECTIVE AMENDMENT NO. 46 .................    X


               AND/OR
         REGISTRATION STATEMENT UNDER
           THE INVESTMENT COMPANY OF 1940.....................    X


             AMENDMENT NO. 46.................................    X


                                  -------------


                                M.S.B. FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 573-9354

                                 JAMES H. BLUCK
                            HUGHES HUBBARD & REED LLP
                             ONE BATTERY PARK PLAZA
                            NEW YORK, NEW YORK 10004
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
         It is proposed that this filing will become effective (check appropriate box)

                   _X_ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
                    __ ON (DATE) PURSUANT TO PARAGRAPH (b)
                    __ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
                    __ ON MAY 1, 2002 PURSUANT TO PARAGRAPH (a)(1)

                    __ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
                    __ ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.



         If appropriate, check the following box:
                   __ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
                      DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

 TITLE OF SECURITIES BEING REGISTERED: CLASS A STOCK, PAR VALUE $.001 PER SHARE

===============================================================================

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES AND HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                            [M.S.B. FUND, INC. LOGO]
                                   PROSPECTUS
                               ------------------

                                  May 1, 2002


                               ------------------

                                 A NO-LOAD FUND

                               ------------------

                             Investment Objective:
                          LONG-TERM GROWTH OF CAPITAL

                        You should read this Prospectus
                      and retain it for future reference.

CONTENTS


                                         PAGE
Key Points............................      2
Performance Summary...................      3
Fees and Expenses of the Fund.........      4
Investment Objective and Strategies...      5
Principal Risks.......................      5
Share Price -- Net Asset Value........      6
Purchase of Fund Shares...............      6
Share Purchase Options................      8
Redeeming Shares......................     10
Understanding Performance.............     13



                                         PAGE
Dividends, Distributions and Federal
  Income Tax Status...................     13
Portfolio Management..................     14
Administrator, Transfer Agent and
  Custodian...........................     15
Distributor...........................     15
Financial Highlights..................     15
Additional Information and Shareholder   Back
  Inquiries...........................  Cover


                            ------------------------

                                   KEY POINTS

OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital for its shareholders.

PRINCIPAL STRATEGIES: The Fund seeks to achieve its objective by investing in a diversified portfolio of equity securities, consisting primarily of securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of its Investment Adviser. The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies, i.e., companies with a market capitalization in excess of $5 billion. There is no assurance that the Fund in fact will achieve this objective.

RISKS: All investments in equity mutual funds, like the Fund, involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Below is a summary of the principal risk factors for the Fund.

     - MARKET AND INVESTMENT RISKS. The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund, and it is possible to lose money as a result of your investment.

     - PORTFOLIO MANAGEMENT RISKS. The Investment Adviser's skill will affect the ability of the Fund to achieve its investment objective. The strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions. Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.

INVESTMENTS NOT INSURED OR GUARANTEED: An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              PERFORMANCE SUMMARY

     The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year over a 10-year period and by showing how the Fund's average annual returns for one-, three-, five-, and ten-years compare to those of a broad-based securities market index. All returns assume reinvestment of dividends. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

              YEAR-BY-YEAR TOTAL RETURNS (YEARS ENDED DECEMBER 31) [PERFORMANCE GRAPH]

1992                                                                             10.66
1993                                                                             20.64
1994                                                                             -1.68
1995                                                                             24.97
1996                                                                             21.16
1997                                                                             28.88
1998                                                                             31.45
1999                                                                              5.79
2000                                                                              5.68
2001                                                                             -3.73

Best Quarter:     4th Quarter, 1998   +22.56%
Worst Quarter:    1st Quarter, 2001   -11.00%

          AVERAGE ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31, 2001)

                                                              1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                              -------   -------   -------   --------
M.S.B. Fund, Inc.
  Return before taxes.......................................   -3.73%    2.48%    12.76%     13.74%
  Return after taxes on distributions*......................   -4.96%    1.05%    11.08%     10.66%
  Return after taxes on distributions and sale of Fund
     shares*................................................   -1.27%    1.94%    10.38%     10.30%
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)**..................................................  -11.87%   -1.02%    10.70%     12.94%

---------------
 * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, which is a commonly recognized unmanaged price index of 500 widely held common stocks. Unlike the Fund's returns, index returns do not reflect any fees, expenses or taxes.

                         FEES AND EXPENSES OF THE FUND

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)..........     NONE
ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
  Management Fees...................................................    0.75%*
  Distribution or Service (12b-1) Fees..............................     NONE
  Other Expenses....................................................    0.77%
     Administration, Transfer Agent and Custodian Fees......   0.29%*
     Professional and Directors' Expenses...................   0.34%
     Insurance, Printing and Miscellaneous Expenses.........   0.14%
  Total Annual Fund Operating Expenses..............................    1.52%*

---------------
* The preceding table is based on expenses incurred during the fiscal year ended December 31, 2001, without giving effect to fee waivers by the Fund's Investment Adviser, Administrator and Transfer Agent. The operating expenses are expressed as a percentage of the Fund's average net assets. If the effect of the fee waivers were included, the Management Fees in the preceding table would have been 0.71%, the Administration, Transfer Agent and Custodian Fees in the preceding table would have been 0.25%, and Total Annual Fund Operating Expenses would have been 1.44%. The Administrator and Transfer Agent has contractually agreed to continue the fee waiver through December 31, 2002, subject to review at the end of each calendar year. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser.

EXAMPLE

     This Example may help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested and the Fund's operating expenses described in the preceding table remain the same as a percentage of net assets.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------    --------    --------    --------
 $155        $480        $829       $1,813

     The Fund does not charge any deferred sales charge or other redemption fee, and you would pay the same expenses shown in the example if you did not redeem your shares.

---------------
* If the effect of expense limitations and fee waivers that were in effect during the year were reflected in the Example, the expenses paid for the one-, three-, five- and ten-year periods would have been $147, $456, $787 and $1,724, respectively.

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to achieve long-term growth of capital for its shareholders. The Fund is designed as an investment vehicle for investors who want to see their capital grow over the long term and who are willing to take moderate risks to achieve that goal. There is no assurance that the Fund will, in fact, achieve its objective.

     The Board of Directors may change the Fund's investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of its Investment Adviser. Specifically, the Investment Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the Investment Adviser considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company's securities, the Investment Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

     The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies, i.e., companies with a market capitalization in excess of $5 billion. The Fund may invest up to 25% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends.

     Under normal market conditions, it is the Fund's policy to invest substantially all of its assets in equity securities. However, if the Fund's Investment Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and government securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks in the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objective.

     To a limited extent, the Fund also may engage in other investment practices.

     More information about the Fund's investments and strategies is provided in the Statement of Additional Information.

PRINCIPAL RISKS

     All investments in equity mutual funds, like the Fund, involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     The principal risk factors for the Fund are discussed below. Before you invest, please make sure you understand the risks that apply to your investment.

MARKET AND INVESTMENT RISKS

     The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio so that your shares, when redeemed, may be worth more or less than their original cost. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund, and it is possible to lose money as a result of your investment.

     The Fund may invest up to 25% of its assets in the securities of companies with market capitalizations of less than $5 billion. These companies carry additional risks because their earnings tend to be less predictable, their share prices are more volatile and their securities may be less liquid than the securities of larger companies.

PORTFOLIO MANAGEMENT RISKS

     The Investment Adviser's skill in choosing appropriate investments for the Fund will affect the ability of the Fund to achieve its investment objective, and the investment strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions. Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.

SHARE PRICE -- NET ASSET VALUE

     The price of the Fund's shares is also referred to as its net asset value or NAV per share. The net asset value per share of the Fund is determined by computing the total value of all securities and other assets of the Fund, subtracting all of its liabilities and then dividing by the total number of shares of the Fund outstanding:

Net Asset Value =  Total Assets - Liabilities
                   --------------------------
                        Number of Shares
                          Outstanding

     The Fund determines net asset value per share of the Fund as of 4:00 P.M., New York time. Shares will not be priced on days on which the New York Stock Exchange is closed for trading.

     The Fund uses market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable.

PURCHASE OF FUND SHARES

     You purchase shares at the Fund's next-determined net asset value after the Fund receives your order to purchase. Except for orders by investors who elect next-day settlement, all orders must be accompanied by a check or other form of payment. Orders to purchase shares are not binding on the Fund until accepted by the Fund. The Fund reserves the right to reject any purchase order.

     As an M.S.B. Fund shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees, when purchasing or redeeming shares.

INITIAL AND SUBSEQUENT PURCHASES


     To make an investment in the Fund, follow the instructions provided on pages 8 and 9 under the heading "Share Purchase Options." An Account Application may be obtained separately from the Fund by calling 800-982-1846.


     You will receive a Confirmation Notice from the Fund confirming each share purchase. Each Confirmation Notice includes a detachable order form which you may use to make additional purchases of shares.

     Subsequent purchases also may be made by telephone.

AUTOMATIC INVESTMENT PLAN

     You may make automatic periodic investments in the Fund by authorizing the Fund's Transfer Agent to withdraw funds from your bank account. If you desire to participate in the Automatic Investment Plan, complete the application, which may be obtained separately from the Fund by calling 800-982-1846, and mail it to the Fund. Allow up to one month for processing of the application.

TAX-SHELTERED RETIREMENT PLANS

     The Fund offers certain tax-sheltered retirement plans through which you may purchase shares, including traditional, SEP, Roth and Education IRAs. Call the Fund at 800-982-1846 to obtain the appropriate forms.

PAYROLL DEDUCTION PLANS

     A number of employers make purchases of M.S.B. Fund shares available to their employees by means of payroll deductions. Contact your employer for information about the availability of a payroll deduction plan.

NEXT-DAY SETTLEMENT OPTION

     The Fund makes available a next-day settlement option for investors. Next-day settlement permits an investor to place an order by telephone or fax to purchase Fund shares at the net asset value per share next determined after receipt of the order to purchase and to deliver payment for the order by wire transfer the following business day.

     To use the next-day settlement option, follow the instructions on page 9 under the heading "Share Purchase Options." You may obtain telephone transaction authorization forms needed to activate next-day settlement by calling the Fund at 800-661-3938.


     A purchase order is binding upon the investor. If the Fund must cancel your order because payment was not timely received, you will be responsible for the difference between the price of the shares when ordered and the price of the shares when the order is canceled, and for any fees or other losses and expenses incurred by the Fund. The Fund may redeem shares from your account in an amount equal to the amount of the difference in share price and the fees and other losses and expenses incurred, if any, and may retain the proceeds of the redemption in satisfaction of your liability to the Fund. You will continue to be responsible for any deficiency. In addition, the Fund may prohibit or restrict you from electing next-day settlement in the future or from making future purchases of the Fund's shares.

     Any funds received by the Fund in respect of a canceled purchase order will be returned upon instructions from the sender without any liability to the Fund, the Investment Adviser, the Distributor or the Custodian. If it is not possible to return the funds the same day, you will not have use of the funds until the next business day when it is possible to effect the return payment. The Fund reserves the right to reject any purchase order.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


     You may elect to have dividends and capital gains distributions of the Fund, when paid, reinvested in shares of the Fund at the net asset value per share determined at the close of business on the ex-dividend date. The Fund will reinvest your dividends and capital gains distributions unless you state a contrary intention in the space provided for that purpose in the Account Application. You may change an election at any time prior to a record date for a dividend or distribution by notifying the Fund in writing.

                             SHARE PURCHASE OPTIONS

                   INITIAL PURCHASE                        SUBSEQUENT INVESTMENT
                   ----------------                        ---------------------
MINIMUM            $250 ($50 for investors enrolling in    $50 ($25 for investments through the
INVESTMENT         the Automatic Investment Plan)          Automatic Investment Plan)

BY MAIL OR         Complete and sign the application.      Make your check payable to "M.S.B.
OVERNIGHT COURIER  Make your check payable to "M.S.B.      Fund, Inc." and send it to the address
                   Fund, Inc." and send the completed      at the left. Put your name, address
                   application and check to:               and M.S.B. Fund account number on your
                                                           check. Subsequent investment forms
                   By Mail:      M.S.B. Fund, Inc.         will be included with each shareholder
                               P.O. Box 182010             statement for your convenience.
                               Columbus, OH 43218-2010     Alternatively, include a note giving
                                                           your M.S.B. Fund account number, your
                   By Courier:   M.S.B. Fund, Inc.         name and your address.
                               c/o BISYS Fund Services
                               Attn: Shareholder Services
                               3435 Stelzer Road
                               Columbus, OH 43219

BY TELEPHONE       Telephone transactions may not be used  If you want to make telephone
                   for initial purchases, unless the       transactions, call 800-661-3938 to set
                   investor is an institution. If you      up your account for this feature. All
                   want to make telephone transactions,    purchases made by telephone must be
                   call 800-661-3938 to set up your        paid by wire transfer.
                   account for this feature. All
                   purchases made by telephone must be
                   paid by wire transfer.

WIRE INSTRUCTIONS  Call 800-661-3938 to notify the Fund    Please carefully follow instructions
                   that you intend to purchase shares by   at left and include the following
                   wire and to verify wire instructions.   information:
                                                           Shareholder Account #
                                                           Shareholder Name/Registration
                                                           Taxpayer Identification Number.

                   INITIAL PURCHASE                        SUBSEQUENT INVESTMENT
                   ----------------                        ---------------------
NEXT-DAY           1. Open an account by submitting a      Follow the directions to the left.
SETTLEMENT OPTION  completed Account Application by mail
                   or overnight courier. Authorize
                   telephone transactions on an
                   authorization form available from the
                   Fund.
                   2. Notify the Fund by calling
                   800-661-3938 that you desire to
                   purchase shares with next-day
                   settlement.
                   3. Submit an order to purchase shares
                   either by fax or telephone, indicating
                   the amount of the investment or the
                   number of shares you desire to
                   purchase. Be sure to indicate on the
                   order that next-day settlement is
                   sought. If you are submitting the
                   purchase order by fax, please call
                   800-661-3938 to obtain a fax number.
                   4. Wire funds using the wire
                   instructions above. Immediately
                   available funds must be received by
                   4:00 P.M. New York City time on the
                   next business day after the order is
                   submitted or the order will be
                   canceled.

AUTOMATIC          Complete the Account Application which  Follow the directions to the left.
INVESTMENT PLAN    may be obtained separately from the
                   Fund. Send the completed application
                   and a voided personal check to the
                   Fund at the address provided on page 8
                   for delivery by mail or overnight
                   courier. Allow up to one month for
                   processing of your application.

PAYROLL DEDUCTION  See your employer for information.      See your employer for information.
PLANS

TO OBTAIN ACCOUNT  Call the Fund at 800-661-3938.          Call the Fund at 800-982-1846.
APPLICATIONS AND
OTHER FORMS

SHARE CERTIFICATES

     The Fund will not issue certificates representing the Fund's shares unless you make a request in writing directly to the Fund's Administrator or to an account representative of an eligible broker-dealer, bank or other financial intermediary. Wire and telephone redemptions of shares held in certificate form are not permitted.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES

     You may also purchase shares of the Fund through authorized broker/dealers or other financial intermediaries such as banks, 401(k) plans, financial advisers and financial supermarkets. These parties may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The intermediaries are responsible for transmitting purchase orders and funds and for crediting their customers' accounts following timely redemptions made in accordance with their customer agreements and this Prospectus.

REDEEMING SHARES

     You may withdraw any part of your account at any time by redeeming shares (subject to the conditions and limited exceptions described below). You may make redemption requests in writing or by telephone if you have elected the telephone redemption option. If share certificates were issued to you for the shares to be redeemed, the share certificates must accompany the redemption request. Procedures for redeeming shares are described below.

     Shares are redeemed at their net asset value per share next determined after receipt by the Fund of the request for redemption and all other necessary documentation in good order.

     If the shares to be redeemed have been recently purchased by check, the Fund may delay the payment of redemption proceeds until the check has cleared, which may take up to 15 days.

WRITTEN REDEMPTION REQUESTS

     To be in good order, written redemption requests must be signed exactly as the account is registered by all persons in whose names the account is held and must include the following information and documents:

-  the account number from which shares are to be redeemed,

-  the dollar value or number of shares to be redeemed,

-  the address the redemption proceeds should be mailed to,

-  the shareholder's daytime phone number,

-  the signatures of all account owners exactly as registered on the account,

-  signature guarantees (if required, as
   described below under the heading "Signature Guarantees"),

- any supporting legal documentation that may be required in the event of the death or incapacity of a shareholder,

-  any certificates you are holding for the shares being redeemed.

     You should direct redemption requests to M.S.B. Fund, Inc., P.O. Box 182010, Columbus, OH 43218-2010. Redemption requests sent by overnight courier should be sent to M.S.B. Fund, Inc., c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

SIGNATURE GUARANTEES

     Except for redemption requests by 401(k) plan omnibus accounts and redemptions by institutional investors, redemption requests that are greater than $10,000 require signature guarantees. A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. The types of signature guarantees that are required are described below.

AMOUNT OF
REDEMPTION       TYPE OF SIGNATURE GUARANTEE REQUIRED
----------       ------------------------------------
$10,000-$25,000  Signatures must be guaranteed by a
                 domestic bank or trust company,
                 broker-dealer, clearing agency,
                 credit union or savings association
                 (a "Qualified Guarantor").
OVER $25,000     Signatures must be guaranteed by a
                 Qualified Guarantor that is a
                 participant in a medallion program
                 (described below) recognized by the
                 Securities Transfer Association.
REDEMPTIONS BY
401(K) PLAN
OMNIBUS
ACCOUNTS OR BY
INSTITUTIONAL
INVESTORS        Signature guarantee not required.

     The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP).

     Signature guarantees by a Qualified Guarantor also are required if:

- the proceeds of the redemption are to be paid to a person other than the record owner,

- the proceeds are to be sent to an address other than the address on the records of the Fund's Transfer Agent,

- the redemption request is received within thirty (30) days after the Transfer Agent has been notified of an address change.

     The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

TELEPHONE REDEMPTIONS

     The Fund permits individual shareholders (once within a thirty day period) or a representative of record for an account to redeem shares by telephone in amounts up to $10,000 by calling the Fund at 800-661-3938. In order to use this service, you must elect to do so on your application or complete a separate authorization form supplied by the Fund.

     Telephone redemptions must be in amounts of $500 or more. Instructions must include your M.S.B. Fund account number and the dollar amount or number of shares to be redeemed. Checks issued must be made payable to the owner of record and may be mailed only to the address of record.

     Telephone redemption requests are not available:

-  for retirement account shares,

- for shares purchased within 15 days prior to the telephone redemption request,

-  for shares for which share certificates have been issued or

- if an address change has been made for the account within 60 days prior to the telephone redemption request.

     The Fund does not restrict institutional investors as to the frequency or the maximum dollar amount of redemptions that they can make by telephone.

     If there are multiple account owners, the Fund may rely on the telephone instructions of only one owner.

     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among other things, requiring some form of personal identification prior to acting upon telephone instructions. The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. Assuming the Fund's security procedures are followed, neither the Fund nor the Fund's Administrator or Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone and believed to be genuine, and the investor will bear any loss. The Fund may record all calls.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Shares may be redeemed by mail if you are unable to contact the Fund by telephone.

ADDITIONAL INFORMATION CONCERNING REDEMPTIONS

     Wiring of Redemption Proceeds. An individual shareholder who holds Fund shares in non-certificate form may elect to have redemption proceeds of $5,000 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. The Fund does not restrict institutional buyers as to the minimum or maximum amount of redemption proceeds that may be transmitted to them by wire transfer.

     Redemption of IRA or Retirement Plan Accounts. If you desire to redeem shares held in an IRA or other retirement plan account, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have federal tax withheld will be subject to withholding.

     Broker-Dealers. You also may redeem Fund shares through broker-dealers who are holding shares on your behalf and have made arrangements with the Fund permitting redemptions by telephone or fax transmission. These broker-dealers may charge a fee for this service.

EXCEPTIONS TO OBLIGATION TO REDEEM

     Redemptions may be suspended, and the date of payment postponed, if:

-  trading on the New York Stock Exchange is suspended or restricted,

- an emergency makes determination of net asset value or disposition of portfolio securities not reasonably practicable, or

- the Securities and Exchange Commission by order permits suspension for the protection of shareholders.

     Requests for redemption received during a period when the right to redeem is suspended may be withdrawn at any time until redemptions are recommenced.

REDEMPTION IN KIND

     The Fund reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming in any 90-day period is large enough to effect Fund operations (i.e., if it represents more than $250,000 or 1% of the Fund's assets). The Statement of Additional Information contains supplementary details concerning redemption in kind.

AUTOMATIC WITHDRAWAL PLAN

     You may elect to participate in an Automatic Withdrawal Plan which will enable you to withdraw cash systematically from your investment in the Fund without the necessity of submitting a redemption order each time a redemption of shares is to be made. The redemption of shares under the Automatic Withdrawal Plan will reduce and may eventually eliminate all shares held in your account.

     Under the Automatic Withdrawal Plan, you may have payments made to you either monthly or quarterly. In addition, you may request either payment of a fixed dollar amount (through the redemption of sufficient shares on the redemption date) or the redemption of a specified number of shares. If you designate the redemption of a specified number of shares and not a fixed dollar amount, the actual cash payments received will vary according to the net asset value of your shares on the redemption date.

     Under the Automatic Withdrawal Plan, you may not redeem shares for which share certificates have been issued. If you elect to participate in the Automatic Withdrawal Plan, all income dividends and capital gain distributions payable to you will be reinvested in Fund shares regardless of previous instructions which you may have given to the Fund.

     Either you or the Fund may terminate the Automatic Withdrawal Plan by giving at least 30 days' written notice at any time.

     Additional information regarding the Automatic Withdrawal Plan and applications are available from the Fund upon request.

REDEMPTION AT THE OPTION OF THE FUND

     If the value of the shares in your account is less than $250, and you are not enrolled in the Automatic Investment Plan, the Fund may notify you that, unless you bring the account up to $250 in value, the Fund will redeem all shares and close your account. The Fund will give you forty-five days after it sends the notice to bring your account up to $250 before it takes any action. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption will not apply if the value of your account drops below $250 solely as the result of market action.

     The Fund reserves the right to do this because of the expense to the Fund, in relation to the size of the investment, of maintaining small accounts.

UNDERSTANDING PERFORMANCE

     From time to time the Fund reports performance information in the form of total return and average annual total return before taxes. See, for example, "Performance Summary" at page 3 of this Prospectus. Total return shows the change in the value of an investment in the Fund over a specified period of time (such as one, three, five or ten years), assuming reinvestment of all dividends and distributions and after deduction of all applicable charges and expenses without taking into account any federal, state or local income taxes that you may pay. The Fund's average annual total return represents the annual compounded growth rate that would produce the total return achieved over the period. The Fund also may report after-tax returns which reflect federal income taxes on dividends and distributions and taxes on capital gains upon redemption of shares. The after-tax performance information reported by the Fund does not take into account any state or local income taxes that you may pay.

DIVIDENDS, DISTRIBUTIONS AND
FEDERAL INCOME TAX STATUS

DIVIDEND POLICY

     The Fund pays dividends of net investment income (generally, income from dividends and interest, less expenses), if any, annually. The Fund usually makes distributions of net long-term capital gains, if any, realized during a fiscal year in December of that fiscal year.

     The Fund's dividend distributions from net investment income will vary with the amount of dividend and other investment income received, and the expenses incurred, by the Fund. In periods of relatively low dividends and interest rates, the Fund's dividend and interest income may not exceed the Fund's expenses, so that dividend distributions may not occur or may be low.

TAX STATUS; TREATMENT OF DIVIDENDS, DISTRIBUTIONS, GAINS AND LOSSES

     Tax Status of the Fund. The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to distribute all of its net investment income and capital gains to shareholders. Assuming that it is so qualified and makes such distributions, the Fund will not be subject to federal income tax on the net investment income and capital gains distributed. If the Fund failed to qualify as a regulated investment company or failed to meet certain 90% distribution requirements, it would be taxed as an ordinary corporation. Even if it meets these qualifications, if the Fund did not distribute 98% of its ordinary income and 98% of its capital gain net income, it would be subject to a non-deductible 4% excise tax on the amount required to be but not distributed.

     Taxation of Dividends and Distributions. In general, distributions received by a shareholder will be taxable to the shareholder, either as ordinary income or capital gains, whether or not the distributions are reinvested in additional shares of the Fund and regardless of the length of time the shareholder has owned his shares. Shareholders that are tax-exempt entities will not be subject to tax on distributions by the Fund. In addition, shareholders who hold their shares through tax-advantaged retirement accounts generally will not be subject to taxation until distributions are made to them from their accounts. Such shareholders should consult their retirement plan documents. The Fund expects that its distributions will consist primarily of long-term capital gains. However, increases in the Fund's portfolio turnover rate may cause the Fund to realize an increased level of short-term gains.

     The net long-term capital gains of the Fund will be distributed as capital gain distributions and will be taxable as long-term capital gains to shareholders, regardless of the length of time a shareholder has owned his shares. Long-term capital gain distributions received by shareholders that are individuals generally are taxed at a maximum tax rate of 20%. Net long-term capital gains received by corporate shareholders are taxed at the same rates as ordinary income.

     The net investment income and short-term capital gains of the Fund will be distributed as dividends and will be taxable as ordinary income to shareholders. A portion of dividends paid from net investment income attributable to dividends from domestic corporations may qualify for the dividends-received deduction for corporate shareholders.

     Dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be taxable as if received by shareholders on December 31 of the calendar year in which the dividends or capital gains distributions are declared.

     The Fund will notify shareholders after the close of its fiscal year of the dollar amount and the tax status of that year's distributions.

     Shareholders buying shares just prior to a dividend or capital gain distribution should note that the distribution will be taxable to them even though the price of the shares will have included the amount of the forthcoming distribution.

     Taxation of Gains and Losses upon Sale or Redemption. Any gain (or loss) realized by a shareholder that is an individual upon a sale, exchange or redemption of Fund shares (other than an individual who holds his shares through a tax-advantaged retirement account), generally will be subject to tax as long-term capital gain (or loss) at a maximum tax rate of 20% if the shares have been held for more than one year. If the shares have been held for one year or less the shareholder will realize short-term capital gain or loss, except that any loss realized on Fund shares that the shareholder has held for six months or less will be treated as long-term capital loss to the extent of any capital gains dividend received by the shareholder with respect to such shares. Gain realized by a corporate shareholder will be taxed at the same rates as ordinary income.

     To avoid withholding tax on any dividends, capital gain distributions and redemption proceeds, a shareholder must certify that the social security number or taxpayer identification number provided to the Fund is correct and that the shareholder is not currently subject to backup withholding or is exempt from backup withholding.

     Other. The foregoing discussion relates only to shareholders who are U.S. persons (citizens, residents and domestic entities). Shareholders that are not U.S. persons should consider that different tax consequences, including the imposition of a 30% withholding tax, may apply.

     You should consult your own tax advisers for specific questions about the federal, state or local income tax implications of an investment in the Fund.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

     Shay Assets Management, Inc. (the "Investment Adviser") makes the investment decisions for the Fund, subject to policies established by the Fund's Board of Directors, and is responsible for placing purchase and sale orders for portfolio securities and other investments.

     Shay Assets Management, Inc. is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser to Asset Management Fund, a registered investment company comprising five fixed-income portfolios with aggregate net assets of approximately $3.2 billion at December 31, 2001, and as investment adviser to Institutional Investors Capital Appreciation Fund, Inc., a registered investment company which had net assets at December 31, 2001, of approximately $107 million.

     The Investment Adviser's principal office is located at 230 West Monroe Street, Chicago, Illinois 60606. The Investment Adviser is controlled by Rodger
D. Shay, who is a director and a Vice President of the Fund. Shay Assets Management, Inc., together with its predecessor, Shay Assets

Management Co., has served as the Fund's investment adviser since May 19, 1995.

INVESTMENT ADVISER'S FEE

     The Fund pays the Investment Adviser a graduated investment management fee. The fee is computed at the annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced to the extent the expenses of the Fund (exclusive of legal, audit fees and directors' fees and expenses) exceed 1.10% of the Fund's average daily net assets during any fiscal year. This limitation resulted in a waiver of the Investment Adviser's fees totaling $21,493 for the year ended December 31, 2001. In 2001 the Fund's total payment for investment advisory services was 0.71% of the Fund's average net assets after giving effect to the expense limitation described above.

PORTFOLIO MANAGERS

     The individuals with primary responsibility for the management of the Fund's portfolio are John J. McCabe and Mark F. Trautman. Mr. McCabe and Mr. Trautman have been responsible for the Fund's investments since 1991 and 1993, respectively, first as employees of the Fund's prior investment adviser, Nationar, and currently as Portfolio Managers of Shay Assets Management, Inc.

     Mr. McCabe is Senior Vice President of the Investment Adviser and joined the Investment Adviser in May 1995. Mr. McCabe previously served as Senior Vice President and Chief Investment Officer of Nationar, the Fund's former investment adviser, from August 1991 through May 1995, and in that capacity had responsibility for the Fund's investments. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of The Association for Investment Management and Research.

     Mr. Trautman is Vice President of the Investment Adviser and joined the Investment Adviser in May 1995. Prior to May 20, 1995, Mr. Trautman served as Director of Mutual Funds Investment for the Fund's former investment adviser, Nationar, and in that capacity had responsibility for the Fund's investments. He also has served as Portfolio Manager for Institutional Investors Capital Appreciation Fund, Inc. since March 1993. From January 1992 through March 1993 he served as Senior Equity Analyst for the two funds.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

     Administrator and Transfer Agent. BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), 3435 Stelzer Road, Columbus, OH 43219, acts as administrator of the Fund. BISYS also serves as the transfer agent and registrar for the Fund's shares.

     Custodian. The Bank of New York ("BONY" or the "Custodian"), New York, New York, is the custodian of the Fund's investments.

DISTRIBUTOR

     Shay Financial Services, Inc. (the "Distributor") acts as the distributor of the Fund. The Distributor's principal office is located at 230 West Monroe Street, Chicago, IL 60606. The Distributor is controlled by Rodger D. Shay, who is a director and a Vice President of the Fund. The Fund has authorized the Distributor to undertake certain activities in connection with the sale of shares of the Fund, including informing potential investors about the Fund through written materials, seminars and personal contacts. The Distributor does not receive any compensation from the Fund for these activities.

FINANCIAL HIGHLIGHTS

     The financial highlights information, including the financial highlights table, contained in the Fund's Annual Report to shareholders for the year ended December 31, 2001 (the "Annual Report") is incorporated herein by reference to the Annual Report.

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information included in the financial highlights table for the three years ended December 31, 1999, 2000 and 2001 was audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request. The financial highlights for prior periods were audited by other independent accountants.

                                     NOTES

                                     NOTES

[M.S.B. FUND, INC. LOGO]
M.S.B. FUND, INC.
C/O SHAY FINANCIAL SERVICES, INC.
230 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
TELEPHONE 800-661-3938

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10005

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza

New York, New York 10004

ADDITIONAL INFORMATION AND SHAREHOLDER INQUIRIES


A current Statement of Additional Information ("SAI") which provides more information about the Fund is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference, which means that it is legally considered part of this Prospectus.


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI, annual report and semi-annual report are available without charge upon request. To obtain a copy of the current SAI, annual or semi-annual report or other information about the Fund or to make shareholder inquiries:

Call:      800-661-3938
Write to:  M.S.B. Fund, Inc.
           c/o Shay Financial Services, Inc.
           230 West Monroe Street
           Chicago, Illinois 60606
E-mail:    Send your request to
           info@msbfund.com

You may view and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC, or by visiting the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, DC 20549-0102. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room.

                            [M.S.B. FUND, INC. LOGO]

                                   PROSPECTUS
                               ------------------

                                  May 1, 2002


                               ------------------

                                 A No-Load Fund

                               ------------------

                             Investment Objective:
                          LONG-TERM GROWTH OF CAPITAL

Investment Company Act File No. 811-1273

                                               M.S.B.
                                             FUND, INC.
                           -------------------------------------------

                           M.S.B. Fund, Inc.
INVESTMENT OBJECTIVE:      c/o Shay Financial Services, Inc.
LONG-TERM GROWTH           230 West Monroe Street
OF CAPITAL                 Chicago, Illinois  60606
                           800-661-3938


                           STATEMENT OF ADDITIONAL INFORMATION


                           May 1, 2002


                           This Statement of Additional Information is not a prospectus. You should read this document in conjunction with the
                           Prospectus of the Fund, dated
                           May 1, 2002. This document
                           incorporates by reference the Prospectus and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report of the Fund for the year ended December 31, 2001.
                           You may obtain a copy of the Prospectus
                           and the Annual Report from the Fund
                           without charge at the above address or by calling 800-661-3938.

                           -------------------------------------------

CONTENTS


                                                                                                               PAGE
                                                                                                               ----

The Fund                                                                                                          1

Investment Objective, Policies, and Risks                                                                         1

  Investment Objective                                                                                            1

  Risks                                                                                                           1

  Additional Investment Strategies                                                                                2

  Investments under Abnormal Market Conditions                                                                    2

  Fundamental Investment Policies -- Investment Restrictions Regarding Portfolio Securities                       3

  Issuance of Senior Securities                                                                                   4

  Writing Covered Call Options                                                                                    4

  Portfolio Turnover                                                                                              5

Purchase and Redemption of Shares                                                                                 6

Performance Information                                                                                           7

Income Tax Status, Dividends and Distributions                                                                    8

Officers and Directors of the Fund                                                                                9

  Certain Other Affiliations and Business Relationships                                                          18

  Directors' and Officers' Investment in the Fund                                                                19

  Compensation of Directors and Officers                                                                         19

Code of Ethics                                                                                                   21

Investment Advisory and Other Services                                                                           21

  Investment Adviser                                                                                             21

  Administrator, Transfer Agent and Custodian                                                                    23

  Distributor                                                                                                    24

Independent Auditors                                                                                             24

Purchase and Sale of Portfolio Securities                                                                        25

Expenses of the Fund                                                                                             26

Description of Capital Stock                                                                                     26

General Information                                                                                              27

Financial Statements                                                                                             27

THE FUND

     M.S.B. Fund, Inc. (the "Fund") is a diversified, open-end management investment company organized as a New York corporation. The Fund was incorporated under the laws of the State of New York on June 8, 1964.


INVESTMENT OBJECTIVE, POLICIES, AND RISKS

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to achieve long-term growth of capital for its shareholders. The Fund is designed as an investment vehicle for investors who want to see their capital grow over the longer term and who are willing to take moderate risks to achieve that goal. There is no assurance that the Fund will, in fact, achieve its objective.

     The Board of Directors may change the Fund's investment objective without shareholder approval.


RISKS

     All investments in equity mutual funds, like the Fund, involve some level of risk.

     Market and Investment Risks. The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio so that your shares, when redeemed, may be worth more or less than their original cost. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund.

     The Fund may invest up to 25% of its assets in the securities of companies with market capitalizations of less than $5 billion. These companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than the securities of larger companies.

     Investments in mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     The Fund may invest from time to time in convertible debt securities and may, under abnormal market conditions, invest up to 100% of its assets in fixed income securities. See "--Investments under Abnormal Market Conditions" in this Statement of Additional Information. Investments in fixed income securities expose the Fund to the risk that interest or principal may not be paid in a timely manner. In addition, prices of fixed income securities tend to move inversely with changes in interest rates. An increase in interest rates will result in a drop in the prices of fixed income securities, which could adversely affect the Fund's share price.

     Portfolio Management Risks. The Investment Adviser's skill in choosing appropriate investments for the Fund will affect the ability of the Fund to achieve its investment objective, and the investment strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions.

Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.


ADDITIONAL INVESTMENT STRATEGIES

     In addition to the principal investments and investment strategies described in the Prospectus (see "Investment Objective and Strategies" in the Prospectus), the Fund may also invest in preferred stocks and corporate debt securities convertible into common stock. It is not expected that the Fund's holdings of convertible debt securities would ordinarily exceed 5% of the Fund's assets. Additionally, the Fund invests its non-committed cash primarily in commercial paper or the shares of money market mutual funds registered as investment companies under the Investment Company Act and maintaining a stable net asset value per share. The Fund's investments in commercial paper ordinarily consist of commercial paper rated "Prime-2" or better by Moody's Investors Services, Inc. or rated "A-2" or better by Standard & Poor's Corporation. The Fund's investments in commercial paper typically mature overnight. The Fund may also write covered options. See "-- Writing Covered Call Options."

     The amount that the Fund may invest in any one money market mutual fund may not exceed 3% of the total outstanding voting stock of the money market fund or 5% of the total value of the assets of the Fund, and all such investments may not exceed 10% of the total value of the assets of the Fund. Any money market mutual fund in which the Fund may invest will incur certain expenses, which may include investment advisory fees, administration, custody, audit and legal fees, among others. The return on an investment in a money market mutual fund will be net of any such expenses incurred by the money market fund, and, accordingly, the return on an investment in a money market mutual fund may be less than the return that could be achieved by investing in money market instruments directly.

     The Fund may not invest more than 5% of its total assets in the securities of issuers that, together with any predecessors, have a record of less than three years of continuous operation. The Fund may not purchase securities that the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended, and may not invest more than 10% of its total assets in securities that are otherwise restricted as to disposition. The Fund may not purchase or retain the securities of any issuer if the officers or directors of the Fund, and any of the advisers or managers of the Fund who individually beneficially own more than one half of one percent of the securities of that issuer, together beneficially own more than five percent of the securities of the issuer.


INVESTMENTS UNDER ABNORMAL MARKET CONDITIONS

     Under normal market conditions, it is the Fund's policy to invest substantially all of its assets in equity securities. However, if the Fund's Investment Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and government securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment

Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objective.


FUNDAMENTAL INVESTMENT POLICIES -- INVESTMENT RESTRICTIONS REGARDING PORTFOLIO SECURITIES

     As a matter of fundamental policy, the Fund may not:

- Purchase securities of an issuer (other than obligations of the United States and its instrumentalities) if such purchase would cause more than 5% of the Fund's total assets, taken at market value, to be invested in the securities of such issuer;

- Purchase securities of an issuer if such purchase would cause more than 10% of any class of securities of such issuer to be held by the Fund;

- Purchase or retain securities of an issuer if, to the knowledge of the Fund, the officers and directors of the Fund together own more than 5% of any class of securities of such issuer or an officer, director or employee of, or counsel for, the Fund is an officer or employee of the issuer;

-    Invest more than 25% of its assets in any one industry;

- Invest in securities whose sale by the Fund would be restricted under the Securities Act of 1933 (letter stock);

-    Invest in companies for the purpose of exercising control or management;

- Purchase securities issued by another registered investment company, except that the Fund may invest in investment companies that operate as money market funds maintaining a stable net asset value per share pursuant to the rules of the Securities and Exchange Commission;

- Buy or sell real estate, commodities or commodity contracts, unless acquired as a result of ownership of securities;

- Make loans other than by the purchase of a portion of publicly distributed debt securities;

-    Underwrite securities issued by others;

-    Make short sales of securities;

-    Buy securities on margin;

-    Buy or sell put options;

- Borrow money except for temporary administrative or liquidity (but not leveraging) purposes, and then only from banks up to an amount not in excess of 5% of the value of total assets at the time of the loan, repayable in not more than 60 days; or

- Pledge, mortgage or hypothecate its assets except as may be necessary to enable it to borrow funds temporarily for administrative or liquidity (but not leveraging) purposes or to engage in writing covered call options.

The Fund's fundamental investment policies may be changed only upon affirmative vote of a majority of the voting securities of the Fund.


ISSUANCE OF SENIOR SECURITIES

     The Fund does not issue senior securities, except that it may borrow money for temporary administrative or liquidity (but not leveraging) purposes, as described above under "Fundamental Investment Policies -- Investment Restrictions Regarding Portfolio Securities." The Fund may borrow only from banks up to an amount not in excess of 5% of the value of the Fund's total assets at the time of the loan, repayable in not more than 60 days. This policy is a fundamental investment policy of the Fund and may not be altered, amended, or repealed except as authorized by the vote of a majority of the outstanding shares of the Fund.


WRITING COVERED CALL OPTIONS

     Covered Call Options. The Fund may engage in writing (i.e., selling) call options listed on organized securities exchanges with respect to securities owned by the Fund (called "covered" options). Except in the circumstances described below, the Fund will not sell any security subject to a call option written by the Fund so long as that option is outstanding. Call options are currently listed on the Chicago Board Options Exchange and the New York, American, Midwest and Pacific Stock Exchanges.

     A call option gives the purchaser the right to buy a security from the Fund at a fixed price (the "exercise price") at any time prior to the expiration of the option contract regardless of the market price of the security at that time. In return for such right, the purchaser pays the Fund a premium, which the Fund retains whether or not the purchaser exercises the option. The premium represents consideration to the Fund for undertaking the option obligation and thereby foregoing (during the period of the option) the opportunity to profit from an increase in the market price of the underlying security above the exercise price. For example, assume the Fund owns 100 shares of XYZ and, at a time when the market price of XYZ was $50 per share, the Fund wrote a six month call option on those shares at an exercise price of $50 for a premium of $500 (less transaction costs). If the price of XYZ declined to $40 per share the call would likely not be exercised. The 100 XYZ shares would have declined $1,000 in value and the Fund would have received income in the amount of $500. On the other hand, should the price of XYZ rise to $60 per share the call would likely be exercised with the result that, in exchange for the $500 premium, the Fund would have foregone the $1,000 appreciation on the underlying shares.

     When the Fund writes an option the securities subject to the option will be segregated or otherwise held for delivery in accordance with the requirements of any applicable securities exchange. The Fund may purchase call options only for the purpose of closing out a previous option commitment (called a "closing purchase transaction"). A closing purchase transaction is made by buying an option with identical terms as an option previously written, resulting in the cancellation of the Fund's previous option obligation. If the Fund wishes to sell securities on which it has options outstanding it would execute a closing purchase transaction prior to selling the securities. A profit or loss may be realized on a closing purchase transaction if the amount paid to purchase a call option previously written is less or more than the amount received from its sale.

     The writing of covered call options involves certain risks. An option position may be closed out only on an exchange that provides a market for an option of the same series. Although the Fund will generally write only those call options for which there appears to be an active market, there is no assurance that an active market on an exchange will exist for any particular option at any particular time. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it would, as a result, be subject to any price decline in the underlying security. If such a situation were to arise, the Fund's Investment Adviser would determine whether to hold the underlying securities and risk depreciation in their market value or to sell the securities and substitute cash or other securities as collateral for the option obligation.

     In general, premiums received on options that are not exercised and gains or losses realized on closing purchase transactions are treated as short-term capital gains or losses. When an option is exercised the premium is added to the exercise price and the resulting gain or loss is characterized as a short- or long-term capital gain or loss depending on the holding period of the underlying securities. In general, brokerage commissions associated with buying and selling call options are higher than those associated with other securities transactions.

     The Board of Directors has directed the Fund's Investment Adviser to write options only in situations where the exercise price plus the premium (less transaction costs) would, at the time the option is written, equal a price at which the Investment Adviser would recommend selling the underlying securities because of fundamental investment considerations. Consequently, the Fund does not believe that option writing has a material effect on the Fund's portfolio turnover rate and the Fund believes that option writing may contribute to the objective of the Fund of achieving long-term growth of capital. In addition, the Board of Directors has directed the Investment Adviser to restrict option writing so that no more than 5% of the Fund's total assets may be subject to outstanding options at any time. The Board of Directors may change these restrictions whenever such changes appear to be in the best interest of the Fund.


PORTFOLIO TURNOVER

     Although the Fund does not intend to engage in substantial short-term trading, it may, in order to take advantage of new investment opportunities or to preserve gains or limit losses, sell portfolio securities without regard to the length of time that they have been held. The Fund's annual portfolio turnover rate was 22%, 15% and 13% in 1999, 2000 and 2001, respectively. The portfolio turnover rate is determined by dividing the amount of the lesser of the purchases or sales during the year by the average value of the Fund's portfolio securities during such year. The portfolio turnover rate of the Fund is not normally expected to exceed 75% but may do so if the Fund's investment objective and policies in the light of market conditions require more frequent trades.

PURCHASE AND REDEMPTION OF SHARES

     Purchase and Redemption at Net Asset Value. Investors may purchase or redeem shares of the Fund at the Fund's net asset value per share next determined after receipt of an order for purchase or redemption as described in the Prospectus.

     Determination of Net Asset Value. Net asset value per share of the Fund is determined as of 4:00 P.M., New York time. The Fund computes its net asset value once daily on days the New York Stock Exchange is open for trading. Purchase orders received prior to 4:00 P.M., New York time, on a trading day are executed at the net asset value per share computed as of 4:00 P.M., New York time, on such day. Orders received after 4:00 P.M., New York time, on a trading day or on a day that is not a trading day are executed at the net asset value per share computed as of 4:00 P.M., New York time, on the next trading day.

     The net asset value per share of the Fund is determined by computing the total value of all securities and other assets of the Fund, subtracting all of its liabilities and then dividing by the total number of shares of the Fund outstanding. For purposes of such computation, a security listed on a national securities exchange or on the NASDAQ National Market System is valued at the last reported sale price thereof on the exchange or system where the security is principally traded. If no trade occurs on such exchange or system on the date of computation, such security will be valued at the mean of the last bid and asked prices on such day on such exchange or system.

     Securities not listed on a national securities exchange or on the NASDAQ National Market System but traded in an over-the-counter market are valued at the average of the last bid and asked prices prior to the computation. Short-term interest-bearing investments for which market quotations are not available are valued at cost plus discount earned, which the Board of Directors has determined to be fair value. Other securities are valued at their fair value, as determined in good faith by the Board of Directors of the Fund.

     Securities underlying outstanding call options written by the Fund are valued at their market price as determined above. Premiums received on the sale of call options are included in the net asset value; however, the current market value of outstanding options written by the Fund is deducted in computing net asset value. The current market value of an option listed on an organized securities exchange is based on the last sales price on such exchange prior to 4:00 P.M., New York time, or, if none, the mean of the last bid and asked prices as of 4:00 P.M., New York time.

     Procedure for Purchasing and Redeeming Shares. Shares are purchased through the Fund's Distributor, Shay Financial Services, Inc., or by sending money directly to the Fund. Procedures for purchasing and selling shares are described in the Prospectus.

     Investors may also purchase shares of the Fund through authorized broker/dealers or other financial intermediaries such as banks, 401(k) plans, financial advisers and financial supermarkets. These parties may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The intermediaries are responsible for transmitting purchase orders and funds and for crediting their customers' accounts following timely redemptions made in accordance with their customer agreements and the Prospectus.

     Redemption in Kind. The Fund has filed a Notification under Rule 18f-1 under the Investment Company Act, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of the 90-day period. The Fund reserves the right to pay redemption proceeds in excess of this amount in kind if it is deemed to be in the best interest of the Fund to do so.

     In making a redemption in kind, the Fund reserves the right to select from each portfolio holding a number of shares that will reflect the portfolio make-up and the value of which (determined on the same basis used to compute the net asset value of the shares being redeemed) will approximate the value of the Fund shares being redeemed or to select from one or more portfolio investments shares approximately equal in value to the total value of the Fund shares being redeemed. Any shortfall will be made up in cash.

     Investors receiving an in-kind redemption payment will incur a brokerage charge on the disposition of the securities through a broker.


PERFORMANCE INFORMATION

     The following table sets forth the total return on an investment in the Fund for the one-, three-, five- and ten-year periods ended December 31, 2001, and the average annual total return for such periods:


                       M.S.B. FUND, INC. TOTAL RETURN DATA


                                                            PERIODS ENDED DECEMBER 31, 2001
                                                ------------------------------------------------------
                                                1 YEAR         3 YEARS          5 YEARS       10 YEARS
                                                ------         -------          -------       --------
Total Return before Taxes                       -3.73%           7.63%           82.33%        262.36%

Average Annual Return before Taxes              -3.73%           2.48%           12.76%         13.74%

Average Annual Return after Taxes on            -4.96%           1.05%           11.08%         10.66%
Distributions

Average Annual Return after Taxes on            -1.27%           1.94%           10.38%         10.30%
Distributions and Sale of Fund Shares


     Total Return before Taxes shows the percentage change in the value of an investment in the Fund over the specified periods, assuming (i) a hypothetical investment of $1,000 at the beginning of the period, (ii) reinvestment of all dividends and distributions, (iii) deduction of all applicable charges and expenses and (iv) a complete redemption at the end of the period, without taking into account any federal, state or local income taxes that may be payable by an investor. The Fund's Average Annual Total Return before Taxes represents the annual compounded growth rate that would produce the Total Return before Taxes achieved over the applicable period. For example, as indicated in the table above, an average annual rate of return of 12.76% would produce a total return of 82.33% over a five-year period.

     The Average Annual Return after Taxes on Distributions assumes the reinvestment of all dividends and distributions after payment of taxes on the dividends and distributions. The Average Annual Return after Taxes on Distributions and Sale of Fund Shares reflects both the effect of taxes on dividends and distributions and any tax on capital gains realized upon sale of the shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     The foregoing information is a statement of the past record of the Fund and should not be construed as a representation or prediction of future results. The investment return and principal value of an investment in the Fund will fluctuate with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Comparisons of total returns on a year-to-year basis may facilitate an understanding of how changing market conditions affect the Fund. The average annual total return permits an investor to identify the overall rate of return achieved by the Fund during a multi-year period without regard to year-to-year variations.


INCOME TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

     The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to distribute all of its net investment income (income from dividends and interest, less expenses) and net short-term capital gain, if any, as ordinary income dividends and to distribute substantially all net long-term capital gain (net of short-term capital loss) on sales of portfolio securities as capital gain distributions. Any net capital loss realized by the Fund for a tax year may be carried over by the Fund to offset capital gain realized by the Fund for eight years following the year of the loss. If the Fund should fail to qualify for Subchapter M status, it would be subject to federal corporate income tax on its net investment income and capital gains. In addition, distributions to shareholders generally would be taxed as corporate dividends at ordinary income rates, and no portion of the dividends would be afforded capital gains treatment. In the event the Fund fails to distribute to shareholders in a calendar year an amount equal to the sum of (i) 98% of its ordinary income (excluding capital gain), (ii) 98% of its capital gain net income (determined as of the twelve-month period ending October 31), and (iii) the amount, if any, of ordinary income and capital gain not distributed in the preceding calendar year, it would be subject to a non-deductible 4% excise tax on the amount required to be but not distributed. Because the Fund expects to distribute all of its net investment income and net capital gain, it does not expect to incur a liability for this tax.

OFFICERS AND DIRECTORS OF THE FUND

     The directors of the Fund, in addition to reviewing the actions of the Fund's Investment Adviser, decide upon matters of general policy at their regular meetings. The Fund's officers supervise the business operations of the Fund.

     The Fund has nine directors who are elected for staggered terms of three years each. All directors must be shareholders. The President and First Vice President must be directors.

     The directors and officers of the Fund, together with their addresses and ages, their positions with the Fund, the years of expiration of their terms as directors, length of time served, and their principal occupations for the last five years (together with other relevant experience) are set forth in the following table.

Interested Directors

     The following directors are "interested persons" of the Fund as defined in the Investment Company Act of 1940.




                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ----------------------------------------------------------------
JOSEPH R. FICALORA (Age 55)*      President (2003) and Director     Mr. Ficalora first became a director in 1995. Mr. Ficalora has
615 Merrick Avenue                (2005)                            served as President of the Fund since April 1997 and served as
Westbury, NY  11590                                                 First Vice President of the Fund from March 1996 to April
                                                                    1997. Mr. Ficalora has been President and Chief Executive
                                                                    Officer of New York Community Bancorp Inc. (previously Queens
                                                                    County Bancorp, Inc.) since its inception in July 1993, and has been President of Queens County Savings Bank, one of its operating divisions, since 1989. Mr. Ficalora previously
                                                                    served as President and Chief Operating Officer of Queens
                                                                    County Savings Bank. Mr. Ficalora also previously served as
                                                                    Chairman of the Board of the New York Savings Bank Life
                                                                    Insurance Fund, President of the Queens Library Foundation
                                                                    Board and Vice President and Treasurer and a member of the
                                                                    Board of the Queens Chamber of Commerce. He currently serves on the Board of the following organizations: Queensborough
                                                                    Public Library Inc., Queensborough Community College, Queens
                                                                    Museum and, Flushing Cemetery. He also serves on the Board and is Vice Chairman of Community Bankers Association of New York
                                                                    State. Mr. Ficalora also serves as a director of Institutional
                                                                    Investors Capital Appreciation Fund, Inc., an investment
                                                                    company registered under the Investment Company Act of 1940 for which Shay Assets Management, Inc. acts as investment
                                                                    adviser. As a result of Mr. Ficalora's positions with the Fund and with Institutional Investors Capital Appreciation Fund,
                                                                    Mr. Ficalora oversees two portfolios in the Fund complex that includes the Fund.

----------

* This director is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund.

                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ---------------------------------------------------------------
MICHAEL J. GAGLIARDI (Age 61)*    First Vice President (2003)       Mr. Gagliardi first became a director of the Fund in 1991 and
36 Pacific Street                 and Director (2005)               has served as First Vice President of the Fund since April
Newark, NJ  07105                                                   1997. After serving as the Executive Vice President of
                                                                    Richmond County Savings Bank since March 1999, Mr. Gagliardi retired from active employment in August 2001. From 1993
                                                                    through March 1999 he served as President, Chief Executive
                                                                    Officer and a director of Ironbound Bank located in Newark,
                                                                    NJ, and its holding company, Ironbound Bankcorp, NJ, which were acquired by Richmond County Financial Corp. From January
                                                                    1992 through February 1993 he served as Chairman, President and Chief Executive Officer of Green Point Savings Bank. From
                                                                    1989 through 1992, Mr. Gagliardi served as President and Chief
                                                                    Executive Officer, and from 1987 through 1989 he served as
                                                                    Executive Vice President and Chief Financial Officer, of Green
                                                                    Point Savings Bank. He also serves as a director of the
                                                                    National Center for the Study of Wilsons Disease.

RODGER D. SHAY (Age 65) -         Vice President, Assistant         Mr. Shay first became a director in 2001 and has served as an
1000 Brickell Avenue              Secretary and Director (2003)     officer of the Fund since 1995. Mr. Shay has been Chairman and
Miami, FL  33131                                                    the sole director of the Fund's Investment Adviser, Shay
                                                                    Assets Management, Inc., since November 1997 and previously served as its President and as a director from 1990 to 1997.
                                                                    Mr. Shay also has served as Chairman and the sole director of the Fund's distributor, Shay Financial Services, Inc., since
                                                                    November 1997 and previously served as its President and as a director from 1990 to 1997. Mr. Shay held similar positions with Shay Assets Management Co. and Shay Financial Services
                                                                    Co., which served as the Fund's investment adviser and
                                                                    distributor, respectively, from 1995 through December 1997.
                                                                    Mr. Shay has been the Chairman, sole director and

----------

* This director is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund.

- This director is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund and holds certain positions with the Fund's Investment Adviser and Distributor and their affiliates.


                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ----------------------------------------------------------------
                                                                    President of Shay Investment Services, Inc., an enterprise which owns 100% of Shay Assets Management, Inc., and Shay Financial
                                                                    Services, Inc., since 1990. Mr. Shay also is Chairman and a
                                                                    Director, Asset Management Fund and Vice President and Assistant
                                                                    Secretary of Institutional Investors Capital Appreciation
                                                                    Fund, Inc., each of which is a registered investment company for which Shay Assets Management, Inc. acts as investment
                                                                    adviser. Mr. Shay also has been Chairman of Horizon Bank, FSB since 2000. He has previously served as Director, First Home
                                                                    Savings Bank, S.L.A. from 1990 to 1998. He previously was
                                                                    employed by certain subsidiaries of Merrill Lynch & Co. from
                                                                    1955 to 1981, where he served in various executive positions including Chairman of the Board of Merrill Lynch Government
                                                                    Securities, Inc., Chairman of the Board of Merrill Lynch Money
                                                                    Market Securities, Inc. and Managing Director of the Debt
                                                                    Trading Division of Merrill Lynch, Pierce, Fenner & Smith Inc.
                                                                    As a result of Mr. Shay's positions with the Fund and with
                                                                    Asset Management Fund, Mr. Shay oversees seven portfolios in the fund complex that includes the Fund.

Non-Interested Directors

     The following directors are not "interested persons" of the Fund as defined in the Investment Company Act of 1940.


                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ---------------------------------------------------------------
TIMOTHY A. DEMPSEY (Age 68)       Director (2003)                   Mr. Dempsey first became a director in 1997. Prior to his
36 Waterbury Road                                                   retirement in July 2001, Mr. Dempsey served as Chairman of the
Warwick, NY 10990-0591                                              Board and Chief Executive Officer of Warwick Community
                                                                    Bancorp, Inc. and from 1985 through 2001, as Chairman of the
                                                                    Board of its principal subsidiary, The Warwick Savings
                                                                    Bank. Since January 1999, Mr. Dempsey has served as Chairman of the Board of the Towne Center Bank in Lodi, New Jersey. Mr.
                                                                    Dempsey also served as a director of Institutional Investors
                                                                    Capital Appreciation

                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ---------------------------------------------------------------
                                                                    Fund, Inc., an investment company registered under the
                                                                    Investment Company Act of 1940 for which Shay Assets
                                                                    Management, Inc. acts as investment adviser until his
                                                                    resignation in December, 2001. As a result of Mr. Dempsey's positions with the Fund and with Institutional Investors
                                                                    Capital Appreciation Fund, Mr. Dempsey oversees two portfolios in the fund complex that includes the Fund. Mr. Dempsey also serves as a Trustee of Mount Saint Mary's College.

HARRY P. DOHERTY (Age 59)+        Director (2005)                   Mr. Doherty first became a director in 1996. Mr. Doherty
15 Beach Street                                                     serves as Chairman and Chief Executive Officer and as a
Staten Island, NY  10304                                            director of Staten Island Bancorp, Inc. and has been Chairman and Chief Executive Officer of its principal subsidiary, SI
                                                                    Bank & Trust, since 1990. Mr. Doherty also serves as a
                                                                    director and as President of Institutional Investors Capital
                                                                    Appreciation Fund, Inc., which is an investment company
                                                                    registered under the Investment Company Act of 1940 for which
                                                                    Shay Assets Management, Inc. acts as investment adviser. As a result of Mr. Doherty's positions with the Fund and with
                                                                    Institutional Investors Capital Appreciation Fund, Mr. Doherty
                                                                    oversees two portfolios in the Fund complex that includes the
                                                                    Fund. Mr. Doherty also serves as a director of America's
                                                                    Community Bankers, which until December 7, 1997, owned through subsidiaries a 50% interest in Shay Assets Management Co. and
                                                                    Shay Financial Services Co., which served as the Fund's
                                                                    investment adviser and distributor, respectively, from May
                                                                    1995 to December 7, 1997. Mr. Doherty also is a director of the Community Bankers Association of New York State.

DAVID FREER, JR. (Age 62)         Director (2004)                   Mr. Freer first became a director in 1983. Mr. Freer served as
Greatview Lane                                                      President of the Fund from November 1990 to 1997, and as Vice
P.O. Box 732                                                        President of the Fund from 1985 through 1990. Mr. Freer is
                                                                    Executive Vice President and Director of Atlantic

----------
+ America's Community Bankers, of which Mr Doherty is a director, receives certain royalty and other payments from affiliates of the Fund's Investment Adviser. See "--Certain Other Affiliations and Business Relationships."


                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ---------------------------------------------------------------
Highland, NY  12528                                                 States Mortgage Corporation. Since 1990, Mr. Freer has served as President, Treasurer and a director of Budget Payment
                                                                    Corporation, which until June 1997 engaged in the business of financing insurance premiums, and currently holds and collects outstanding loans originated in the business.

DAVID F. HOLLAND (Age 60)         Director (2003)                   Mr. Holland first became a director in 1997. Mr. Holland has
17 New England Executive Park                                       been Chief Executive Officer of Boston Federal Savings Bank
Burlington, MA 01803                                                since 1986 and Chairman of the Board of Boston Federal Savings
                                                                    Bank since 1989, and has been Chairman and Chief Executive
                                                                    Officer of its holding company, BostonFed Bancorp Inc. since its inception in 1995. Mr. Holland also serves as a director of Asset Management Fund, an investment company registered under the Investment Company Act of 1940 for which Shay Assets
                                                                    Management, Inc. acts as investment adviser. As a result of
                                                                    Mr. Holland's positions with the Fund and with Shay Asset
                                                                    Management Fund, Mr. Holland oversees seven portfolios in the
                                                                    Fund complex that includes the Fund. He formerly served as
                                                                    Chairman of America's Community Banking Partners, Inc. and as
                                                                    a director of ACB Investment Services, Inc., which, until
                                                                    December 7, 1997, owned through a subsidiary a 50% interest in
                                                                    Shay Assets Management Co. and Shay Financial Services Co.,
                                                                    which served as the Fund's investment adviser and distributor, respectively, from May 1995 to December 7, 1997. Mr. Holland is also a trustee of New England College of Finance. He was a member of the Thrift Industry Advisory Council from 1995 to
                                                                    1997 and served as its President in 1997. He has been a
                                                                    director of the Federal Home Loan Bank of Boston since 1998, and previously served in that capacity from 1989 until 1994.
                                                                    Mr. Holland was also a director from 1990 through 1995 and the chairman from 1993 through 1994 of America's Community
                                                                    Bankers.

JOSEPH L. MANCINO (Age 64)        Director (2004)                   Mr. Mancino first became a director in 2001. Mr. Mancino has
1 Jericho Plaza                                                     served as President and Chief Executive Officer of The Roslyn
Jericho, NY 11753-8905                                              Savings Bank since July 1992 and since January 1996 has also served as Chairman of the Board. He also serves as Vice
                                                                    Chairman, President & CEO of Roslyn Bancorp, Inc., the holding company for the Bank. Mr. Mancino also serves as a director and as Executive Vice President of Institutional Investors
                                                                    Capital Appreciation Fund, Inc., an investment company
                                                                    registered under the Investment Company Act of 1940 for which
                                                                    Shay Assets Management, Inc. acts as investment advisor. As a result of Mr. Mancino's

                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ---------------------------------------------------------------
                                                                    positions with the Fund and with Institutional Investors
                                                                    Capital Appreciation Fund, Mr. Mancino oversees two portfolios in the Fund complex that includes the Fund. In addition, Mr.
                                                                    Mancino is a member of the Board of Directors of Helen Keller
                                                                    Services for the Blind, Theodore Roosevelt Council - Boy
                                                                    Scouts of America, Interfaith Nutrition Network, National
                                                                    Center for Disability Services and Long Island University.

WILLIAM A. McKENNA, JR.           Director (2004)                   Mr. McKenna first became a director in 1988 and served as
(Age 65)                                                            Second Vice President of the Fund from April 2000 to April
71-02 Forest Avenue                                                 2001. Since January 2001, Mr. McKenna has served as Chairman
Ridgewood, NY  11385                                                of the Board and Chief Executive Officer of Ridgewood Savings
                                                                    Bank. From 1992 to January 2001, Mr. McKenna served as
                                                                    Chairman, President and Chief Executive Officer of Ridgewood
                                                                    Savings Bank. From January 1985 to January 1992, Mr. McKenna
                                                                    served as President and Chief Operating Officer of Ridgewood
                                                                    Savings Bank. Mr. McKenna also serves as a director of
                                                                    Institutional Investors Capital Appreciation Fund, Inc., an
                                                                    investment company registered under the Investment Company Act of 1940 for which Shay Assets Management, Inc. acts as
                                                                    investment adviser. As a result of Mr. McKenna's positions with the Fund and with Institutional Investors Capital
                                                                    Appreciation Fund, Mr. McKenna oversees two portfolios in the fund complex that includes the Fund. Since May 1998, Mr.
                                                                    McKenna has served as a director of RS Group Inc. and as a trustee of RSI Trust, an investment company registered under the Investment Company Act of 1940. In addition, Mr. McKenna serves on the board of a number of educational and civic
                                                                    organizations, including St. Joseph's College in Brooklyn, New
                                                                    York, St. Vincent's Services, Boys Hope/Girls Hope and the
                                                                    Calvary Fund.

Other Officers

                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ---------------------------------------------------------------
EDWARD E. SAMMONS, JR.            Vice President and Secretary      Mr. Sammons has been a Vice President and the Secretary of the
(Age 62)                          (2003)                            Fund since 1995. Mr. Sammons has been President of the Fund's
230 West Monroe Street                                              Investment Adviser, Shay Assets Management, Inc., since
Chicago, IL 60606                                                   November 1997 and previously served as its Executive Vice
                                                                    President from 1990 to 1997. Mr. Sammons also has served as
                                                                    Executive Vice President of the Fund's distributor, Shay
                                                                    Financial Services, Inc., since 1990. He also held the
                                                                    position of Executive Vice President with Shay Assets
                                                                    Management Co. and Shay Financial Services Co. from 1990
                                                                    through December 1997. These companies served as the Fund's investment adviser and distributor, respectively, from 1995 through December 1997. Mr. Sammons has served as Executive
                                                                    Vice President of Shay Investment Services, Inc., since
                                                                    September 1990. He serves or has previously served in the
                                                                    following capacities: President and Treasurer of Asset
                                                                    Management Fund, a registered investment company; Vice
                                                                    President and Secretary of Institutional Investors Capital
                                                                    Appreciation Fund, Inc.; Vice President, from 1987 to 1990,
                                                                    Advance America Funds, Inc.; and Senior Vice President and
                                                                    Manager of Fixed Income Securities, Republic National Bank in
                                                                    Dallas from 1962 to 1983.

JOHN J. McCABE  (Age 58)          Vice President (2003)             Mr. McCabe has been a Vice President of the Fund since 1995.
200 Park Avenue, 45th Floor                                         Mr. McCabe has been a Senior Vice President of Shay Assets
New York, NY 10166                                                  Management, Inc., since June 1995 and held the comparable
                                                                    position with Shay Assets Management Co. from June 1995
                                                                    through December 1997. From August 1991 through May 1995, he was Senior Vice President and Chief Investment Officer of
                                                                    Nationar. He also serves as a Vice President of Institutional
                                                                    Investors Capital Appreciation Fund, Inc. He previously served as Managing Director and Portfolio Manager at Sterling
                                                                    Manhattan Corporation, an investment banking firm, for
                                                                    approximately three years and in various positions at Bankers
                                                                    Trust Company, including Director of Investment Research and
                                                                    Managing Director of the Investment Management Group. Mr.
                                                                    McCabe is a director and the Immediate Past President of the
                                                                    New York Society of Security Analysts, a past director of the
                                                                    Financial Analysts Federation and a member and founding
                                                                    Governor of The Association for Investment Management and
                                                                    Research.


                                  POSITION(S) HELD WITH
                                  REGISTRANT AND EXPIRATION         LENGTH OF TIME SERVED, PRINCIPAL OCCUPATIONS DURING PAST
NAME, AGE AND ADDRESS             OF TERM OF OFFICE                 5 YEARS AND OTHER DIRECTORSHIPS
---------------------             -----------------------------     ---------------------------------------------------------------
MARK F. TRAUTMAN (Age 36)         Vice President (2003)             Mr. Trautman has been a Vice President of the Fund since 1995
200 Park Avenue, 45th Floor                                         Mr. Trautman has been a Vice President of Shay Assets
New York, NY 10166                                                  Management, Inc., since June 1995 and held the comparable
                                                                    position with Shay Assets Management Co. from June 1995
                                                                    through December 1997. He has been Portfolio Manager of the
                  .                                                 Fund since March 1993. From March 1993 through May 1995, he served as Director of Mutual Funds Investment of Nationar. He
                                                                    also serves as a Vice President and Portfolio Manager for
                                                                    Institutional Investors Capital Appreciation Fund, Inc. From
                                                                    January 1992 through March 1993 he served as Senior Equity
                                                                    Analyst for the M.S.B. Fund Inc. and Institutional Investors
                                                                    Capital Appreciation Fund, Inc. From December 1988 through
                                                                    December 1991, Mr. Trautman was a Senior Associate with
                                                                    Sterling Manhattan Corporation. From June 1987 through
                                                                    November 1988, Mr. Trautman held the position of Treasury
                                                                    Analyst at Thomson McKinnon Securities, Inc., a securities brokerage firm. He is also a member of The New York Society of
                                                                    Security Analysts and The Association for Investment
                                                                    Management and Research.

ALAINA V. METZ (Age 35)           Assistant Secretary (2003)        Ms. Metz has been an Assistant Secretary of the Fund since
3435 Stelzer Road                 and Assistance Treasurer          1999 and Assistant Treasurer since March 2002. Ms. Metz has
Columbus, OH 43219                (2003)                            been the Chief Administrative Officer of the Blue Sky
                                                                    Compliance Department at BISYS Fund Services, Inc. since 1995.
                                                                    Ms. Metz also serves as Assistant Secretary of Institutional
                                                                    Investors Capital Appreciation Fund, Inc. and Asset Management
                                                                    Fund and as an officer to other mutual funds registered under the Investment Company Act of 1940 that are clients of BISYS.
                                                                    From 1989 to 1995, Ms. Metz served as Supervisor for Alliance
                                                                    Capital Management, L.P.

     The Fund has a standing Executive Committee, composed of Messrs. Joseph R. Ficalora* (Chairman), David Freer, Jr., Michael J. Gagliardi* and Rodger D. Shay. - Subject to limitations provided by law or the Fund's by-laws, the Executive Committee is authorized to exercise the power and authority of the Board of Directors as may be necessary during the intervals between meetings of the Board of Directors. The Executive Committee did not meet during 2001.

     The Fund has a standing Nominating Committee, composed of Messrs. William
A. McKenna, Jr. (Chairman), Joseph L. Mancino and David Freer, Jr., whose function is to recommend nominees for election as directors and officers of the Fund. The Committee holds informal discussions as necessary concerning its activities and met twice during 2001. The Nominating Committee will consider nominees proposed by stockholders. Stockholders who desire to propose a nominee should write to the Secretary of the Fund and furnish adequate biographical data, including information concerning the qualifications of the proposed nominee, prior to November 20, 2002.


     The Fund has a standing Audit Committee composed of Messrs. Timothy A. Dempsey (Chairman), David F. Holland and Joseph L. Mancino. The Audit Committee makes recommendations to the full Board of Directors with respect to engagement of independent auditors. The Audit Committee also reviews with the Fund's independent auditors the scope and results of the annual audit and matters having a material effect upon the Fund's financial statements. The Audit Committee met twice during 2001.


CERTAIN OTHER AFFILIATIONS AND BUSINESS RELATIONSHIPS

     Certain officers and directors of the Fund are also officers, employees, directors or shareholders of Shay Assets Management, Inc. ("SAMI") and Shay Financial Services, Inc. ("SFSI"). Rodger D. Shay, who is a director and an officer of the Fund, and Messrs. Edward E. Sammons, Jr., John J. McCabe and Mark
F. Trautman, who are officers of the Fund, are officers and employees of SAMI. Mr. Shay is the sole director of SAMI, SFSI and Shay Investment Services, Inc. ("SISI"), which is the sole stockholder of SAMI and SFSI. Mr. Shay also is the majority stockholder of SISI.

----------
* This director is an "interested person" of the Fund as defined in the Investment Company Act of 1940 because he is an officer of the Fund.

- This investor is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund and holds certain positions with the Fund's Investment Adviser and Distributor and their affiliates.

     Harry P. Doherty, who is a director of the Fund, also is a director of America's Community Bankers (the "Association"), which, prior to December 1997, owned a 50% interest in the Fund's investment adviser. The Association and its affiliates receive certain royalty and other payments from SISI and its affiliates.


DIRECTORS' AND OFFICERS' INVESTMENT IN THE FUND


     The following table sets forth the dollar range of shares of the Fund held by each director as of December 31, 2001.


                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL FUNDS OVERSEEN BY
                                   DOLLAR RANGE OF EQUITY SECURITIES            DIRECTOR IN FAMILY OF INVESTMENT
NAME OF DIRECTOR                              IN THE FUND                                  COMPANIES
----------------                   ---------------------------------          -----------------------------------
Timothy A. Dempsey                         $10,001 - $50,000                             $10,001 - $50,000
Harry P. Doherty                             Over $100,000                                 Over $100,000
Joseph R. Ficalora                           Over $100,000                                 Over $100,000
David Freer, Jr.                             Over $100,000                                 Over $100,000
Michael J. Gagliardi                         Over $100,000                                 Over $100,000
David F. Holland                           $10,001 - $50,000                             $10,001 - $50,000
Joseph L. Mancino                          $10,001 - $50,000                             $10,001 - $50,000
William A. McKenna, Jr.                      Over $100,000                                 Over $100,000
Rodger D. Shay                               Over $100,000                                 Over $100,000




     As of December 31, 2001, all officers and directors of the Fund, as a group, owned of record or beneficially an aggregate of 213,212 shares of the Fund (approximately 6.9% of the 3,121,819 shares outstanding on such date).



COMPENSATION OF DIRECTORS AND OFFICERS

     Directors of the Fund receive compensation for their services as directors of the Fund consisting of:

- a $6,000 annual retainer per director, payable in four quarterly installments

- a per-meeting fee of $1,000 for each meeting of the Board of Directors attended in person

- a per-meeting fee of $250 for each meeting of a Board committee attended in person on a date on which a meeting of the Board of Directors is not held.

     The Board of Directors holds its regular meetings quarterly. Directors do not receive any additional fee for telephonic meetings. Directors are also reimbursed for reasonable expenses incurred in attending meetings or otherwise incurred in connection with their attention to the affairs of the Fund.

     In recognition of the additional responsibilities and duties performed by the President of the Fund, the President receives an additional annual retainer of $2,000, payable in four quarterly installments, which is in addition to the compensation the President receives as a director.

     The other officers of the Fund do not receive any compensation from the Fund other than the compensation they may receive as directors of the Fund. No fee is payable for telephonic meetings of the Board of Directors or any committee. No pension or retirement benefits are paid to directors, advisory board members, or executive officers.

     The total compensation paid to the directors and officers of the Fund for service during 2001 was $80,000. The total amount of expenses incurred during 2001 for which the directors were reimbursed was $5,122. The Fund does not provide officers or directors, directly or indirectly, with any pension or retirement benefits.

     The following table sets forth the aggregate compensation received by each director of the Fund from the Fund and any other investment company having the same investment adviser for services as a director or officer during 2001. Such compensation does not include reimbursements to the directors for their expenses incurred in connection with their activities as directors.


                               COMPENSATION TABLE

                                                                                            TOTAL COMPENSATION
                                                                       AGGREGATE               FROM THE FUND
                                         POSITIONS WITH              COMPENSATION           AND FUND COMPLEX
NAME OF DIRECTOR                             THE FUND                 FROM THE FUND              (3 FUNDS)
----------------                     -----------------------        ----------------        -------------------
Malcolm J. Delaney                   Director+                          $ 2,500                 $ 2,500
Timothy A. Dempsey                   Director                           $10,000                 $24,000*
Harry P. Doherty                     Director                           $10,000                 $26,000*
Joseph R. Ficalora                   Director and President             $12,000                 $26,000*
David Freer, Jr.                     Director                           $10,000                 $10,000
Michael J. Gagliardi                 Director and First Vice            $10,000                 $10,000
                                     President
David F. Holland                     Director                           $10,000                 $27,000**
Joseph L. Mancino                    Director++                         $ 6,500                 $19,500*
William A. McKenna, Jr.              Director                           $ 9,000                 $23,000*
Rodger D. Shay                       Director, Vice President           $     0                 $     0
                                     and Assistant Secretary

----------

* Includes compensation of $14,000, $14,000, $13,000 and $14,000 received by Messrs. Dempsey, Ficalora, Mancino and McKenna as directors and $16,000 received by Mr. Doherty as a director and officer of Institutional Investors Capital Appreciation Fund, Inc., a registered investment company with the same investment adviser as the Fund.

** Includes compensation of $17,000 received by Mr. Holland as a director of Asset Management Fund, a registered investment company with the same investment adviser as the Fund.

+    Retired as a director, effective April 19, 2001.

++   Became a director of the Fund in April, 2001.


CODE OF ETHICS

     The Fund, the Investment Adviser and the Distributor have adopted a joint Code of Ethics that governs the conduct of employees of the Fund, the Investment Adviser and the Distributor who may have access to information about the Fund's securities transactions. The Code permits personnel subject to the Code to purchase securities that may also be purchased by the Fund but recognizes that such persons owe a fiduciary duty to the Fund's shareholders and requires that they place the interests of shareholders ahead of their own interests. Among other things, the Code requires pre-clearance of trading of initial public offerings and limited offerings by investment personnel and requires reporting of personal securities transactions. Violations of the code are subject to review by the directors and could result in penalties.


INVESTMENT ADVISORY AND OTHER SERVICES

     Shay Assets Management, Inc. serves as the Investment Adviser of the Fund; BISYS Fund Services Ohio, Inc. serves as its administrator and transfer agent; and The Bank of New York is the custodian for the Fund.


INVESTMENT ADVISER

     Shay Assets Management, Inc. (the "Investment Adviser") makes investment decisions for the Fund and is responsible for placing purchase and sale orders for portfolio securities and other investments. Under the investment advisory agreement between the Investment Adviser and the Fund (the "Investment Advisory Agreement"), the Investment Adviser receives a fee from the Fund computed at the annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent the expenses of the Fund (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets during any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation resulted in a waiver of the Investment Adviser's fees totaling $21,493 for the year ended December 31, 2001. The Investment Advisory Agreement also provides for a reduction in the fee payable to the Investment Adviser to the extent the expenses of the Fund would exceed any applicable limit established pursuant to the statutes or regulations of any jurisdictions in which the Fund's shares are qualified for offer and sale. The total amounts paid by the Fund to the Investment Adviser for the years ended December 31, 1999, 2000 and 2001 in respect of investment advisory services were $504,642, $454,892 and $413,907, respectively, representing 0.75%, 0.66% and 0.71% of the Fund's average daily net assets (after all fee reductions and expense limitations). The Investment Adviser pays for the Fund's legal counsel to prepare the minutes of meetings of the Board of Directors and its committees to the extent not prepared by the Fund's administrator.


     In determining whether to renew the Investment Advisory Agreement each year, the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the Investment Company Act of 1940. The Investment Advisory

Agreement was most recently renewed by the Board of Directors at its meeting held in April 2002. The Board of Directors considered a number of factors in deciding to renew the agreement, including the nature and quality of services provided to the Fund, fees and expenses borne by the Fund, the investment performance of the Fund, the amount and structure of the investment advisory fee paid by the Fund and the financial results and financial condition of the Investment Adviser.


     In reviewing the quality of services provided to the Fund, the Board of Directors noted the nature and quality of the investment analysis and the discipline of the investment style used by the Investment Adviser in managing the Fund's portfolio. The directors also considered the quality and depth of the Investment Adviser's organization in general and the investment professionals having principal responsibility for the Fund's investments. In evaluating the investment performance of the Fund, the Board of Directors noted the importance of evaluating the performance of the Fund over an entire market cycle, including both periods of market appreciation and periods of market declines and that in particular short-term periods the Fund's performance might deviate significantly from its peer group or market averages. The directors also noted that over the most recent calendar year prior to their consideration of the renewal of the Investment Advisory Agreement the Fund performed significantly better than its peer group and the market averages represented by the Standard & Poor's 500 Index and the Dow Jones Industrial Average and that over longer periods of three, five and ten years, the Fund significantly outperformed or was competitive with its peer group or the market averages.

     In reviewing the fees and expenses borne by the Fund, the Board of Directors noted, among other things, that the investment advisory fee paid by the Fund and the Fund's overall expense ratio were competitive with those of other similar funds of similar size. The Board of Directors also considered the expense limitation contained in the Investment Advisory Agreement and steps taken by the Investment Adviser to help control the Fund's administration and transfer agency expenses.

     Based on their review, the Board of Directors (including a majority of the non-interested directors of the Fund) concluded, among other things, that the investment advisory fee, when evaluated in light of soft-dollar brokerage arrangements that benefited the Investment Adviser and other relevant circumstances, did not result in an excessive profit to the Investment Adviser, that the investment advisory fees and other expenses of the Fund were fair and reasonable, both absolutely and in comparison with those of other funds in the industry, and that the Fund had received reasonable value in return for paying the investment advisory fee under the Investment Advisory Agreement.

     The Investment Adviser is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser to Asset Management Fund, a registered investment company comprising six fixed-income portfolios with aggregate net assets of approximately $3.2 billion at December 31, 2001, and to Institutional Investors Capital Appreciation Fund, Inc., a registered investment company with net assets of approximately $107 million as of December 31, 2001.

     The Investment Adviser, Shay Assets Management, Inc., is a Florida corporation that is controlled by Rodger D. Shay, who is a director and a Vice President of the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc., which is the holding company for the Fund's Investment Adviser and Distributor and certain other related companies engaged primarily in securities-related businesses. Rodger D. Shay is the majority stockholder of Shay Investment Services, Inc. The Investment Adviser's principal office is located at 230 West Monroe Street, Chicago, Illinois 60606. Shay Assets Management, Inc. (together with its predecessor, Shay Assets Management Co.) has served as the Fund's Investment Adviser since May 19, 1995. The Fund's current Investment Advisory Agreement with Shay Assets Management, Inc. was approved by the shareholders of the Fund on November 13, 1997.


     Under the Investment Advisory Agreement, the Investment Adviser is not liable to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from (i) a breach of fiduciary duty with respect to the receipt of compensation for services, (ii) a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or (iii) reckless disregard by it of its obligations and duties under the agreement.

     The Investment Advisory Agreement will continue in effect from year to year, subject to termination by the Fund or the Investment Adviser as described below, if such continuance is approved at least annually by the vote of the Fund's Board of Directors and a majority of the directors of the Fund who are not "interested persons" of the Fund or of the Investment Adviser.

     The Investment Adviser may terminate the Investment Advisory Agreement upon 90 days' written notice to the Fund. The Investment Advisory Agreement can be terminated at any time without penalty by the Fund upon 30 days' written notice to the Investment Adviser. The Investment Advisory Agreement will terminate automatically in the event of its assignment.

     Certain directors and officers of the Fund also are directors, officers or employees of the Investment Adviser and its affiliates. See "Officers and Directors of the Fund."


ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

     Administrator and Transfer Agent. BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, is the Fund's administrator and transfer agent. Pursuant to the terms of the Administration and Fund Accounting Agreements between the Fund and BISYS, BISYS performs various administrative services for the Fund, including: (i) maintenance of the Fund's books and records; (ii) preparation of various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of the Fund and (iii) computation of the Fund's net asset value for purposes of sales and redemptions of shares.

     The Fund pays BISYS for its services a fee computed at the annual rate of 0.10% of the first $200 million of the Fund's average net assets, 0.075% of the next $200 million of average net assets, with further reductions in the applicable rate for net assets in excess of $400 million, subject to a minimum annual charge of $80,400. BISYS has served as the Fund's administrator and fund accountant since August 1, 1999. The amounts paid to BISYS for such services for the five months ended December 31, 1999 and each of the years in the two-year period ended December 31, 2001 were $27,865, $60,651 and $58,053, respectively, after the fee waivers described below.

     Certain employees of BISYS also are officers of the Fund. See "Officers and Directors of the Fund."

     Custodian. The Bank of New York ("BONY"), One Wall Street, New York, New York, is the custodian of the Fund's investments.

     Fee Waiver. BISYS, which acts as the Fund's transfer agent and administrator, agreed to waive a portion (25%) of its transfer agent fees (other than transaction charges and certain miscellaneous fees and out-of-pocket expenses) and a portion (25%) of its minimum administration fee during 2001 and has agreed to continue this waiver through the end of 2002. The greater of the adjusted minimum administration fee (giving effect to the waiver) or the calculated asset based administration fee will be charged to the Fund on a monthly basis. Transaction charges, miscellaneous fees and out-of-pocket expenses are billed as they are incurred. This arrangement resulted in the waiver of $22,347 in fees by the administrator during 2001. The waiver is reviewed by the Fund and BISYS at the end of each calendar year.


DISTRIBUTOR

     Shay Financial Services, Inc. (the "Distributor") is the distributor of the Fund. The Distributor is a Florida corporation that is controlled by Rodger D. Shay, who is a director and a Vice President of the Fund. The principal business address of the Distributor is 230 West Monroe Street, Chicago, Illinois 60606.

     The Fund has authorized the Distributor to undertake certain activities in connection with the continuous offer and sale of shares of the Fund, including informing potential investors about the Fund through written materials, seminars and personal contacts. The Distributor is obligated to use its best efforts to effect sales of shares of the Fund, but has no obligation to sell any particular number of shares. The Distributor does not receive any compensation from the Fund in connection with such activities.

     Certain directors and officers of the Fund also are directors, officers or employees of the Distributor and its affiliates. See "Officers and Directors of the Fund."



INDEPENDENT AUDITORS

     Arthur Andersen LLP, Suite 2100, Huntington Center, 41 South High Street, Columbus, Ohio 43215, served as the independent auditors of the Fund for the fiscal years 1999-2001, and in that capacity audited the Fund's annual financial statements and prepared its tax returns. In January of 2002, the Board of Directors selected Arthur Andersen LLP as the Fund's independent auditors for the year 2002, subject to ratification of the selection by the shareholders of the Fund. In March, 2002, as a result of the destruction of documents relating to the audit of Enron Corp., Arthur Andersen LLP was indicted by the Department of Justice for alleged obstruction of justice. In light of the indictment and other events surrounding Arthur Andersen LLP, the Board of Directors determined that it would no longer be appropriate to retain Arthur Andersen LLP as the Fund's independent auditors for the year 2002, and, accordingly, on March 29, 2002, terminated the selection of Arthur Andersen LLP as the Fund's independent auditors for 2002.


     None of the reports of Arthur Andersen LLP on the financial statements of the Fund for any of the fiscal years for which Arthur Andersen served as the Fund's independent auditors contained any adverse opinion or disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles. Moreover, during such fiscal years and the interim period between January 1, 2002, through March 29, 2002 (the date that the Board of Directors determined to terminate the selection of Arthur Andersen LLP as the Fund's independent auditors for the year 2002), there were no disagreements between the Fund and Arthur Andersen LLP with respect to any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports. The decision to dismiss Arthur Andersen LLP as the Fund's independent auditors for the year 2002 was recommended to the Board of Directors by the Audit Committee and was approved by the Fund's Board of Directors.


     The Audit Committee and the Board of Directors of the Fund are currently considering other firms to serve as the Fund's independent auditors for the fiscal year ending December 31, 2002. As permitted by the emergency rules and orders released by the Securities and Exchange Commission on March 18, 2002, a new independent auditor will be selected by the Board of Directors, including the vote of a majority of those members of the Board of Directors who are not interested persons of the Fund without a shareholder vote.



PURCHASE AND SALE OF PORTFOLIO SECURITIES

     The primary aim of the Fund in the allocation of portfolio transactions to various brokers is the attainment of best price and execution consistent with obtaining investment research services and statistical information at reasonable cost. The Investment Adviser is thus authorized to pay a brokerage commission in excess of the commission that another broker might have charged for effecting the same transaction in recognition of the value of efficient execution and research and statistical information provided by the selected broker. Transactions in portfolio securities were effected during the calendar year 2001 through a total of 2 brokers, drawn from a list of brokers selected by the Investment Adviser on the basis of their ability to provide efficient execution of portfolio transactions and investment research and statistical information. A large majority of the Fund's portfolio transactions are executed on national securities exchanges through member firms. However, when the Investment Adviser believes that a better price can be obtained for the Fund, portfolio transactions may be executed in the third market. Portfolio transactions in unlisted securities are executed in the over-the-counter market. The brokerage list is reviewed continually in an effort to obtain maximum advantage from investment research and statistical information made available by brokers, and allocation among the brokers is made on the basis of best price and execution consistent with obtaining research and statistical information at reasonable cost. The total amounts of brokerage commissions paid in 1999, 2000 and 2001 were $19,460, $22,925 and $14,112, respectively. The Investment Adviser monitors the reasonableness of commissions paid by the Fund based on its experience in the market, and the Board of Directors periodically reviews the reasonableness of such commissions as well.

     In 2001, brokerage commissions of $4,650 (attributable to purchases of $1,243,290 and proceeds from sales of $3,171,747) were paid to brokers that provided investment research and statistical information to the Investment Adviser. The research and statistical information provided to the Investment Adviser consist primarily of written and electronic reports and presentations analyzing specific companies, industry sectors, the stock market and the economy. To the extent that the Investment Adviser uses such research and information in rendering investment advice to the Fund, the research and information tend to reduce the Investment Adviser's expenses. The Investment Adviser may use research services and statistical information furnished by brokers through which the Fund effects securities transactions in servicing all of its accounts, and the Investment Adviser may not use all such services in connection with the Fund.

     Neither the Fund nor any of its officers or directors, nor its Investment Adviser, is affiliated with any broker employed by the Fund in connection with the purchase or sale of portfolio securities or other investments.


EXPENSES OF THE FUND

     The Fund is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Fund's Investment Adviser, administrator, transfer agent and custodian; brokerage fees and expenses; filing fees for the registration or qualification of the Fund's shares under federal or state securities laws; taxes; interest; the cost of liability insurance, fidelity bonds, indemnification expenses; legal and auditing fees and expenses; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Fund for violation of any law; expenses of preparing and printing prospectuses, proxy materials, reports and notices and of mailing the same to shareholders and regulatory authorities; the compensation and expenses of the Fund's directors and officers who are not affiliated with the Fund's Investment Adviser or administrator; and any extraordinary expenses incurred by the Fund. Annual and semi-annual reports to shareholders include a statement of operational expenses.


DESCRIPTION OF CAPITAL STOCK

     The Fund is authorized to issue five classes of shares, par value $.001 each. At present, shares of only one class are outstanding ("Class A"), and each Class A share represents a proportionate interest in the Fund's existing investment portfolio. Shares of other classes, if and when issued, would represent interests in other portfolios of investments which would be invested in accordance with the separate investment objectives, policies and restrictions that the Board of Directors may establish for such other portfolios. The investment return and net asset value of shares of each class would be determined separately from all other classes of shares and would be based upon the investment results of that class's separate portfolio. The Board of Directors may establish additional portfolios at any time. Each share has one vote on all matters submitted to a vote of the shareholders, except that shareholders of a particular portfolio would not be entitled to vote on matters that affect only the interests of other portfolios. Shareholders of each portfolio would vote separately as a class on all matters that affect their portfolio, unless the interests of each portfolio are substantially identical, in which case shareholders of all portfolios would vote in the aggregate. In the event of the liquidation or dissolution of the Fund, the shareholders of each portfolio would have priority over shareholders of all other portfolios with respect to the assets of their respective portfolios. They also would be entitled to receive a pro rata portion of the assets of that portfolio after provision for the debts and expenses relating to that portfolio. All shares of each class are entitled to share pro rata in all dividends and distributions paid on shares of that class, including liquidating dividends. Shareholders do not have any conversion or pre-emptive rights.


GENERAL INFORMATION

     Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or agreement or other document referred to are not necessarily complete. In each instance, reference is made to the copy of such contract, agreement or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


FINANCIAL STATEMENTS

     The audited financial statements of the Fund for the fiscal year ended December 31, 2001, including the notes thereto and the report of Arthur Andersen LLP, contained in the Fund's Annual Report to shareholders for the year ended December 31, 2001 (the "Annual Report") are incorporated herein by reference. Arthur Andersen LLP has audited such financial statements, and the financial statements are incorporated by reference in reliance on the report of Arthur Andersen LLP and the authority of such firm as experts in accounting and auditing. The financial highlights for the years 1998 and 1997 contained in the Annual Report were audited by other independent accountants. Except as set forth above, this Statement of Additional Information does not incorporate any other portion of the Annual Report.

     The Fund will provide a copy of the Annual Report without charge to each person to whom this Statement of Additional Information is delivered. Investors should direct requests to the Fund in writing c/o the Fund's Distributor, Shay Financial Services, Inc., 230 West Monroe Street, Chicago, Illinois 60606, or by telephone at 800-982-1846.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Certificate of Incorporation of the Registrant. Previously filed with Post-Effective Amendment No. 43 as Exhibit A.


     (b)  By-Laws of the Registrant.


     (c)  Instruments Defining Rights of Security Holders

          (1) Form of Certificate for Common Stock. Previously filed with Post-Effective Amendment No. 25 as Exhibit C.

          (2) Articles Fourth and Seventh of Certificate of Incorporation. (See Exhibit (a).)

          (3)  Articles II, VIII, and XIX of By-Laws. (See Exhibit (b).)

     (d) Investment Advisory Agreement dated as of December 9, 1997 between the Registrant and Shay Assets Management, Inc. Previously filed with Post-Effective Amendment No. 40 as Exhibit 5.

     (e) Distribution Agreement dated as of December 9, 1997 between the Registrant and Shay Financial Services, Inc. Previously filed with Post-Effective Amendment No. 40 as Exhibit 9(c).

     (f)  Not Applicable.

     (g)  Custodian Agreements

          (1) Custodian Services Agreement dated as of July 30, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No. 42 as Exhibit G(1).

          (2) Domestic Custodian Fee Schedule dated as of August 25, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No. 42 as Exhibit G(2).

          (3) Cash Management Agreement dated as of July 30, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No. 42 as Exhibit G(3).

     (h)  Other Material Contracts

          (1) Administration Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(1).

          (2) Transfer Agency Agreement dated as of August 9, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(2).

          (3) Fund Accounting Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(3).

          (4) Omnibus Fee Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(4).

          (5) Fee Waiver Letter dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(5).

     (i)  Legal Opinion and Consent of Hughes Hubbard & Reed LLP

     (j)  Consent of Arthur Andersen LLP

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  Not Applicable.

     (o)  Reserved.

     (p) Code of Ethics. Previously filed with Post-Effective Amendment No. 43 as Exhibit O.

     (q)  Power of Attorney and Resolutions.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

     Not Applicable.

ITEM 25. INDEMNIFICATION

     Sections 721-726 of the New York Business Corporation Law provide that a New York corporation shall have the power and, in certain cases, the obligation to indemnify officers or directors against certain liabilities.

     Article XV of the By-Laws of the Registrant provides that the Registrant shall indemnify directors or officers to the full extent permitted by New York law.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

     In addition, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, indemnification by the Registrant of its directors and officers against liabilities arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their respective offices is against public policy and, therefore, unenforceable. In the event that any questions arise as to the lawfulness of indemnification under the Investment Company Act of 1940 or the advancement of legal fees or other expenses incurred by its officers and directors, the Registrant will not advance such expenses or provide such indemnification unless there has been a determination by a court, by a vote of a majority of a quorum consisting of disinterested, non-party directors, or by independent legal counsel in a written opinion or by other reasonable and fair means that such indemnification or advancement would not violate Section 17 of the Investment Company Act of 1940 and the rules and regulations thereunder.

     In addition, the Registrant has entered into a Directors and Officers Liability Insurance Policy. Such policy insures against loss which any directors or officers of the Registrant are obligated to pay by reason of claims based on actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted or any matter claimed against them solely by reason of their being directors or officers. The policy does not protect or purport to protect any director or officer against any loss arising from fines or penalties imposed by law or matters which may be deemed uninsurable under the law.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Incorporated herein by reference from the Statement of Additional Information are the following: the description of the business of Shay Assets Management, Inc. (the "Investment Adviser") contained in the section entitled "Investment Advisory and Other Services;" the information concerning the organization and controlling persons of Shay Financial Services, Inc. (the "Distributor") contained in the section entitled "Investment Advisory and Other Services;" and the biographical information pertaining to Messrs. Shay, Sammons, McCabe and Trautman contained in the section entitled "Officers and Directors of the Fund."

     The principal office of the Investment Adviser is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois, 60606. The Investment Advier's investment advisory activities relating to the Fund are conducted out of its office in New York City. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"). SISI is owned by employees, including Rodger D. Shay, who is the controlling shareholder of SISI. Shay Financial Services, Inc. ("SFSI") and First Financial Trust Company ("FFTC") are also wholly-owned subsidiaries of SISI. The principal offices of SISI and SFSI are located at 1000 Brickell Avenue, Miami, Florida, 33131. FFTC is located at 8500 Freeport Parkway South, Suite 130, Irving Texas 75063.

     Rodger D. Shay, is the Chairman of the Investment Adviser, SISI, and SFSI. Edward E. Sammons, Jr. is President of the Investment Adviser and Executive Vice President of SISI and SFSI. Rodger D. Shay, Jr. is the President of SFSI and Executive Vice President of the Investment Adviser. Roy R. Hingston is a Senior Vice President of the Investment Adviser and SFSI. Robert T. Podraza is a Vice President of the Investment Adviser, SISI and SFSI.

     SFSI is a securities broker-dealer registered with the Securities and Exchange Commission. FFTC is a Texas trust company which provides custodial services, primarily for institutional customers of SFSI.

     The Investment Adviser acts as investment adviser to the Fund and two other registered investment companies, Asset Management Fund ("AMF") and Institutional Investors Capital Appreciation Fund, Inc. ("IICAF"). In addition, the Investment Adviser acts as investment adviser to several savings banks located in New York State on a non-discretionary basis.


ITEM 27.  PRINCIPAL UNDERWRITERS

     (a) The Distributor, Shay Financial Services, Inc., serves as the principal distributor for Institutional Investors Capital Appreciation Fund, Inc. and Asset Management Fund in addition to serving M.S.B. Fund, Inc.

     (b) Rodger D. Shay, is the Chairman and sole director of the Distributor. He also serves as an officer of the Registrant. Edward E. Sammons, Jr. is the Executive Vice President of the Distributor and an officer of the Registrant. Other information about Messrs. Shay and Sammons required by this Item 27 is incorporated herein by reference to Item 26 and the information set forth beneath the caption "Officers and Directors of the Fund" in the Statement of Additional Information. Set forth below are the names, principal business addresses and positions and offices with the Distributor of the other officers of the Distributor.

Name of Director or Officer of                                    Positions and Offices with
the Distributor                   Principal Business Address      Distributor
---------------                   --------------------------      -----------
Robert T. Podraza                 1000 Brickell Avenue            Vice President
                                  Miami, Florida 33131

Rodger D. Shay, Jr.               1000 Brickell Avenue            President
                                  Miami, Florida  33131



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The books and other documents required to be maintained pursuant to Rule 31a-1(b) (4) and (b) (10) are in the physical possession of the Fund's Investment Adviser, Shay Assets Management, Inc., 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606; accounts, books and other documents required by Rule 31a-1(b) (5) through (7) and (b) (11) and Rule 31a-1(f) are in the physical possession of Shay Assets Management, Inc., 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.


ITEM 29. MANAGEMENT SERVICES

     Not Applicable


ITEM 30. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement No. 002-22542 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on April 29, 2002.

                                            M.S.B. FUND, INC.

                                            By: /s/ JOSEPH R. FICALORA*
                                                -------------------------------
                                                Joseph R. Ficalora
                                                President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement No. 002-22542 has been signed below by the following persons in the capacities and on the dates indicated:


       /s/ JOSEPH R. FICALORA*           President and Director          April 29, 2002
------------------------------------     (Principal Executive
        (Joseph R. Ficalora)             Officer)


         /s/ ALAINA V. METZ*             Assistant Treasurer             April 29, 2002
------------------------------------     (Principal Financial
           (Alaina V. Metz)              Officer)


       /s/ TIMOTHY A. DEMPSEY*           Director                        April 29, 2002
------------------------------------
         (Timothy A. Dempsey)


        /s/ HARRY P. DOHERTY*            Director                        April 29, 2002
------------------------------------
          (Harry P. Doherty)


        /s/ DAVID FREER, JR.*            Director                        April 29, 2002
------------------------------------
          (David Freer, Jr.)


      /s/ MICHAEL J. GAGLIARDI           Director                        April 29, 2002
------------------------------------
        (Michael J. Gagliardi)


                                         Director                        April  , 2002
------------------------------------
          (David F. Holland)


    /s/ WILLIAM A. MCKENNA, JR.*         Director                        April 29, 2002
------------------------------------
       (William A. McKenna, Jr.)


      /s/ JOESPH L. MANCINO*             Director                        April 29, 2002
------------------------------------
          (Joseph L. Mancino)


        /s/ RODGER D. SHAY*              Director                        April 29, 2002
------------------------------------
           (Rodger D. Shay)


*By:  /s/ JOHN J. McCABE
------------------------------------
         John J. McCabe
        Attorney-in-fact


                                  EXHIBIT INDEX

     (a) Certificate of Incorporation of the Registrant. Previously filed with Post-Effective Amendment No. 43 as Exhibit A.

     (b)  By-Laws of the Registrant.

     (c)  Instruments Defining Rights of Security Holders

          (1) Form of Certificate for Common Stock. Previously filed with Post-Effective Amendment No. 25 as Exhibit C.

          (2) Articles Fourth and Seventh of Certificate of Incorporation. (See Exhibit (a).)

          (3)  Articles II, VIII, and XIX of By-Laws. (See Exhibit (b).)

     (d) Investment Advisory Agreement dated as of December 9, 1997 between the Registrant and Shay Assets Management, Inc. Previously filed with Post-Effective Amendment No. 40 as Exhibit 5.

     (e) Distribution Agreement dated as of December 9, 1997 between the Registrant and Shay Financial Services, Inc. Previously filed with Post-Effective Amendment No. 40 as Exhibit 9(c).

     (f)  Not Applicable.

     (g)  Custodian Agreements

          (1) Custodian Services Agreement dated as of July 30, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No. 42 as Exhibit G(1).

          (2) Domestic Custodian Fee Schedule dated as of August 25, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No. 42 as Exhibit G(2).

          (3) Cash Management Agreement dated as of July 30, 1999, between the Registrant and The Bank of New York.Previously filed with Post-Effective Amendment No. 42 as Exhibit G(3).

     (h)  Other Material Contracts

          (1) Administration Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(1).

          (2) Transfer Agency Agreement dated as of August 9, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(2).

          (3) Fund Accounting Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(3).

          (4) Omnibus Fee Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(4).

          (5) Fee Waiver Letter dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(5).

     (i)  Legal Opinion and Consent of Hughes Hubbard & Reed LLP

     (j)  Consent of Arthur Andersen LLP

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  Not Applicable.

     (o)  Reserved.

     (p) Code of Ethics. Previously filed with Post-Effective Amendment No. 43 as Exhibit O.

     (q)  Power of Attorney and Resolutions.